United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 5/31/24

Date of Reporting Period: Six months ended 11/30/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2023

Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX
	Service | MOSXX	Cash II | MODXX	Cash Series | MFSXX
Capital | MFCXX

Federated Hermes Municipal Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2023 through November 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.7%
Municipal Notes	15.9%
Commercial Paper	4.8%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At November 30, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.0%
8-30 Days	2.5%
31-90 Days	22.1%
91-180 Days	3.8%
181 Days or more	7.0%
Other Assets and Liabilities—Net[2]	0.6%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2023 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.4%
		Alabama— 3.4%
$ 9,200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 3.750%, 12/1/2023	$ 9,200,000
5,325,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2958) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	5,325,000
16,900,000		Decatur, AL IDB (Nucor Steel Decatur LLC), (Series 2003-A) Weekly VRDNs, (Nucor Corp. GTD), 3.760%, 12/6/2023	16,900,000
10,000,000		Huntsville, AL Health Care Authority, (Series 2023-BAML5040) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/7/2023	10,000,000
28,700,000		Walker County, AL Economic and Industrial Development Authority (Alabama Power Co.), (First Series 2023) Daily VRDNs, 3.650%, 12/1/2023	28,700,000
21,105,000		Walker County, AL Economic and Industrial Development Authority (Alabama Power Co.), (Second Series 2023) Daily VRDNs, 3.600%, 12/1/2023	21,105,000
10,400,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 3.600%, 12/1/2023	10,400,000
35,000,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2023) Weekly VRDNs, 3.800%, 12/7/2023	35,000,000
5,100,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 3.600%, 12/1/2023	5,100,000
		TOTAL	141,730,000
		Alaska— 1.5%
61,600,000		Valdez, AK Marine Terminal (Phillips Transportation Alaska, Inc.), (Series 1994C) Weekly VRDNs, (ConocoPhillips GTD), 3.400%, 12/6/2023	61,600,000
		Arizona— 0.3%
2,335,000		Arizona State IDA (Colorado Military Academy Building Corp.), Tender Option Bond Trust Receipts (Series 2021-XF2941) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	2,335,000
5,030,000		Arizona State IDA (Skyline Education, Inc.), Tender Option Bond Trust Receipts (Series 2020-XF2862) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	5,030,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.400%, 12/7/2023	5,610,000
1,185,000		Phoenix, AZ Civic Improvement Corp. - Airport System, Senior Lien, 5.000%, 7/1/2024	1,189,661
		TOTAL	14,164,661
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— 14.9%
$23,875,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	$ 23,875,000
7,100,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.500%, 12/7/2023	7,100,000
2,356,000		California HFA (Hope on Broadway LP), Tender Option Bond Trust Receipts (Series 2022-XF3018) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.670%, 12/7/2023	2,356,000
10,000,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	10,000,000
7,600,000		California HFA Multi-Family (San Regis LLC), BAML 3a-7 (Series 2023-BAML6002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.430%, 12/7/2023	7,600,000
18,880,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	18,880,000
13,500,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020) TOBs, (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 12/1/2023	13,500,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 2.950%, 12/7/2023	2,000,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (BMO Bank, N.A. LOC), 2.950%, 12/7/2023	3,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 2.950%, 12/7/2023	2,940,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.800%, Mandatory Tender 2/13/2024	10,000,000
7,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.600%, Mandatory Tender 12/13/2023	7,000,000
10,300,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	10,300,000
3,200,000		California Statewide Communities Development Authority (Northwest Gateway Apartments LP), MIZUHO 3a-7 (Series 2023-MIZ9121) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 12/1/2023	3,200,000
6,420,000		California Statewide Communities Development Authority (TRG - Copeland Creek LP), Mizuho 3a-7 (Series 2023-MIZ9135) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	6,420,000
7,300,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: One Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC), 3.340%, 12/7/2023	7,300,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$83,650,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 12/1/2023	$ 83,650,000
50,415,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Mizuho 3a-7 (Series 2022-MIZ9090) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 12/1/2023	50,415,000
75,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.000%, 12/7/2023	75,000,000
9,200,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7005) Weekly VRDNs, (UBS AG LIQ), 3.800%, 12/5/2023	9,200,000
11,086,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7012) Weekly VRDNs, (UBS AG LOC), 3.800%, 12/4/2023	11,086,000
10,810,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7019) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.500%, 12/7/2023	10,810,000
3,427,000		Pimco California Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7017) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.800%, 12/4/2023	3,427,000
5,076,000		Pimco California Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7003) Weekly VRDNs, (UBS AG LIQ), 3.800%, 12/6/2023	5,076,000
2,770,000		Sacramento County, CA HDA (Shiloh Arms Partners LP), Mizuho 3a-7 (2022-MIZ9093) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	2,770,000
6,775,000		San Francisco, CA City & County Airport Commission, (Series D), 5.000%, 5/1/2024	6,794,344
98,455,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.000%, 12/7/2023	98,455,000
28,045,000		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	28,045,000
85,560,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	85,560,000
5,320,000		San Jose, CA (San Jose, CA Airport), Tender Option Bond Trust Certificates (Series 2022-XF2998) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.470%, 12/7/2023	5,320,000
7,780,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.550%, 12/7/2023	7,780,000
		TOTAL	618,859,344
		Colorado— 1.7%
24,720,000		Colorado Health Facilities Authority (CommonSpirit Health), Golden Blue 3a-7 (Series 2022-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	24,720,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Colorado— continued
$ 2,200,000		Colorado Health Facilities Authority (National Jewish Medical and Research Center), (Series 2005) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.600%, 12/7/2023	$ 2,200,000
4,615,000		Colorado HFA (Acme Manufacturing Co., Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.780%, 12/7/2023	4,615,000
1,175,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.470%, 12/7/2023	1,175,000
1,085,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.820%, 12/7/2023	1,085,000
8,250,000		Denver, CO City & County Department of Aviation, (Series 2018A), 5.000%, 12/1/2023	8,250,000
28,115,000		Denver, CO City & County Department of Aviation, (Series Z), 5.000%, 12/1/2024	28,392,970
		TOTAL	70,437,970
		Florida— 4.1%
15,000,000		Alachua County, FL Health Facilities Authority (Shands Healthcare), (Series 2008A), CP, (Bank of America N.A. LOC), 3.800%, Mandatory Tender 12/11/2023	15,000,000
11,000,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Weekly VRDNs, 3.800%, 12/6/2023	11,000,000
5,015,000		Broward County, FL Airport System, (Series A), 5.000%, 10/1/2024	5,035,168
2,480,000		Capital Trust Agency, FL (Milestones Community School, Inc.), Tender Option Bond Trust Receipts (2022-XF2965) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	2,480,000
4,280,000		Florida Development Finance Corp. (Navigator Academy of Leadership, Inc.), Tender Option Bond Trust Receipts (2021-XF2945) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	4,280,000
1,335,000		Greater Orlando, FL Aviation Authority, (Series C), 5.000%, 10/1/2024	1,341,452
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.470%, 12/7/2023	25,000,000
11,830,000		Miami-Dade County, FL (County of Miami-Dade Seaport Department), Tender Option Bond Trust Certificates (2022-XF2988) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 4.230%, 12/7/2023	11,830,000
6,665,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (Series 2023-XF1609) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.550%, 12/7/2023	6,665,000
6,450,650		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	6,450,650
7,105,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	7,105,000
6,000,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), Mizuho 3a-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	6,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$67,275,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), Golden Blue 3a-7 (Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	$ 67,275,000
1,325,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 3.700%, 12/1/2023	1,325,000
		TOTAL	170,787,270
		Georgia— 6.1%
7,500,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 3.580%, 12/1/2023	7,500,000
1,045,000		Atlanta, GA Airport General Revenue, 5.000%, 7/1/2024	1,049,092
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.440%, 12/7/2023	9,750,000
12,400,000		Bartow County, GA Development Authority (Georgia Power Co.), (First Series 2022) Daily VRDNs, 3.650%, 12/1/2023	12,400,000
55,720,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 3.750%, 12/1/2023	55,720,000
2,955,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 3.650%, 12/1/2023	2,955,000
8,880,000		Columbia County, GA Development Authority (Schools for Arts-Infused Learning, Inc.), Tender Option Bond Trust Receipts (2022-XF2966) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	8,880,000
8,615,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 3.440%, 12/7/2023	8,615,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 3.440%, 12/7/2023	10,000,000
13,870,000		Effingham County, GA Development Authority (Georgia Power Co.), (Series 2003) Daily VRDNs, 3.590%, 12/1/2023	13,870,000
300,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.500%, 12/7/2023	300,000
2,200,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1996) Daily VRDNs, 3.590%, 12/1/2023	2,200,000
2,000,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1997) Daily VRDNs, 3.750%, 12/1/2023	2,000,000
17,940,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.500%, 12/7/2023	17,940,000
25,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.750%, 12/6/2023	25,000,000
1,455,000		Savannah, GA EDA (Consolidated Utilities, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.520%, 12/7/2023	1,455,000
72,250,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 3.420%, 12/6/2023	72,250,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— continued
$ 1,595,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 3.520%, 12/7/2023	$ 1,595,000
		TOTAL	253,479,092
		Hawaii— 0.1%
5,685,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 3.750%, 12/7/2023	5,685,000
		Idaho— 0.3%
12,360,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 3.450%, 12/6/2023	12,360,000
		Illinois— 2.5%
11,490,000		Chicago, IL Midway Airport, Revenue Refunding Bonds (Series 2014A), 5.000%, 1/1/2024	11,500,914
3,230,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015A), 5.000%, 1/1/2024	3,232,508
6,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2024	6,004,168
24,320,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Certificates (Series 2022-XM1078) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.550%, 12/7/2023	24,320,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1379) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 12/7/2023	8,000,000
4,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1424) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.550%, 12/7/2023	4,600,000
9,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XL0315) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 12/7/2023	9,600,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1042) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 12/7/2023	8,000,000
7,550,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1043) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 12/7/2023	7,550,000
15,200,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1044) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 12/7/2023	15,200,000
4,275,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.750%, 12/1/2023	4,275,000
		TOTAL	102,282,590
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Indiana— 1.4%
$ 5,855,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 3.440%, 12/7/2023	$ 5,855,000
14,250,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003B) Weekly VRDNs, 3.470%, 12/6/2023	14,250,000
5,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), (Series 2014D), 5.000%, 1/1/2024	5,001,407
15,225,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), (Series 2019D), 5.000%, 1/1/2024	15,234,911
2,775,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), (Series A-1), 5.000%, 1/1/2024	2,775,860
12,900,000		Indianapolis, IN Multifamily Housing (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.500%, 12/7/2023	12,900,000
		TOTAL	56,017,178
		Iowa— 0.1%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 3.500%, 12/7/2023	5,300,000
		Kansas— 1.0%
10,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007A) Weekly VRDNs, 3.410%, 12/6/2023	10,000,000
21,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007B) Weekly VRDNs, 3.410%, 12/6/2023	21,000,000
12,000,000		Meade County, KS (High Plains Ponderosa Dairy LLC) Weekly VRDNs, (AgriBank FCB LOC), 3.500%, 12/7/2023	12,000,000
		TOTAL	43,000,000
		Kentucky— 3.3%
29,900,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series A) Weekly VRDNs, 3.700%, 12/1/2023	29,900,000
30,600,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series B) Weekly VRDNs, 3.600%, 12/1/2023	30,600,000
11,200,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series B) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.650%, 12/1/2023	11,200,000
7,500,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 4.400%, 12/1/2023	7,500,000
19,100,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.400%, 12/1/2023	19,100,000
38,690,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.300%, 12/1/2023	38,690,000
		TOTAL	136,990,000
		Louisiana— 3.2%
10,885,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 3.350%, 12/6/2023	10,885,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Louisiana— continued
$14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Solid Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 3.400%, 12/6/2023	$ 14,200,000
14,000,000		Louisiana Local Government Environmental Facilities CDA (American Biocarbon, CT LLC) TOBs, (United States Treasury GTD), 4.000%, Mandatory Tender 3/22/2024	14,000,000
33,000,000		Louisiana Local Government Environmental Facilities CDA (American Biocarbon, CT LLC) TOBs, (United States Treasury GTD), 4.000%, Mandatory Tender 3/22/2024	32,999,760
24,240,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 3.250%, 12/1/2023	24,240,000
5,597,308		Louisiana State Housing Corp. (Peace Lake Louisiana Tower Community, LP), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	5,597,308
1,200,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.660%, 12/6/2023	1,200,000
27,400,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.500%, 12/6/2023	27,400,000
		TOTAL	130,522,068
		Maine— 0.5%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.410%, 12/6/2023	22,260,000
		Maryland— 2.1%
5,020,000		Baltimore County, MD (Oak Crest Village, Inc.), 3a-7 Credit Enhanced Trust (Series 2022-032) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	5,020,000
2,640,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 1/2/2024	2,640,000
27,000,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	27,000,000
8,200,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.670%, 12/7/2023	8,200,000
42,825,000		Montgomery County, MD, (2010 Series B), CP, 3.750%, Mandatory Tender 12/21/2023	42,825,000
		TOTAL	85,685,000
		Massachusetts— 0.9%
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 4.100%, Mandatory Tender 1/2/2024	10,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Massachusetts— continued
$27,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 3.900%, Mandatory Tender 12/12/2023	$ 27,000,000
		TOTAL	37,000,000
		Michigan— 0.5%
11,500,000		Michigan State Building Authority, (Series I) VRENs, 3.410%, 12/1/2023	11,500,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.500%, 12/7/2023	5,250,000
2,195,000		Wayne County, MI Airport Authority, (Series B), 5.000%, 12/1/2023	2,195,000
		TOTAL	18,945,000
		Minnesota— 0.0%
1,565,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission, (Series B), 5.000%, 1/1/2024	1,566,255
		Mississippi— 0.8%
12,500,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2012) Weekly VRDNs, 3.500%, 12/6/2023	12,500,000
13,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.510%, 12/6/2023	13,000,000
4,100,000		Mississippi Home Corp, Tender Option Bond Trust Receipts (Series 2022-XF3022) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	4,100,000
4,000,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.360%, 12/7/2023	4,000,000
		TOTAL	33,600,000
		Missouri— 0.5%
5,501,184		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	5,501,184
2,893,379		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	2,893,379
6,000,000		Missouri State Health and Educational Facilities Authority Health Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Mandatory Tender 12/1/2023	6,000,000
4,295,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3a-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	4,295,000
1,310,000		St. Louis, MO Airport Revenue, (Series B), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2024	1,313,641
		TOTAL	20,003,204
		Multi-State— 10.2%
7,500,000		BNY Mellon Municipal Bond Infrastructure Fund, PUTTERS (3a-7) (Series 5054) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.700%, 12/7/2023	7,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Multi-State— continued
$80,900,000		DWS Municipal Income Trust, Putters 3a-7 (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.700%, 12/7/2023	$ 80,900,000
30,000,000		DWS Strategic Municipal Income, Putters (3a-7) (Series 5056) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.700%, 12/7/2023	30,000,000
76,100,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 12/1/2023	76,100,000
78,600,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 12/1/2023	78,600,000
32,900,000		Nuveen Municipal Credit Opportunities Fund, PUTTERS 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 12/1/2023	32,900,000
17,435,000		PIMCO Flexible Municipal Income Fund, Putters (3a-7) (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 12/1/2023	17,435,000
11,546,000		PIMCO Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7010) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	11,546,000
13,064,000		PIMCO Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7013) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.850%, 12/6/2023	13,064,000
17,766,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7001) Weekly VRDNs, (UBS AG LIQ), 3.550%, 12/7/2023	17,766,000
17,825,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7004) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	17,825,000
17,825,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7020) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.850%, 12/4/2023	17,825,000
7,521,000		PIMCO Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7006) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	7,521,000
12,581,000		PIMCO Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7016) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.550%, 12/7/2023	12,581,000
		TOTAL	421,563,000
		Nebraska— 0.2%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 3.760%, 12/6/2023	7,500,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 3.760%, 12/6/2023	1,875,000
		TOTAL	9,375,000
		Nevada— 0.3%
6,000,000		Clark County, NV Industrial Development Revenue (Southwest Gas Corp.), (Series 2003A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.400%, 12/6/2023	6,000,000
1,155,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.650%, 12/7/2023	1,155,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Nevada— continued
$ 5,330,000
Director of the State of Nevada Department of Business and Industry
(DesertXpress Enterprises, LLC), (Brightline West Passenger Rail Project,
Series 2020A) TOBs, (United States Treasury GTD), 3.700%, Mandatory
Tender 1/31/2024
			$ 5,330,000
		TOTAL	12,485,000
		New Jersey— 5.3%
2,247,000		Allamuchy Township, NJ BANs, 4.500%, 9/20/2024	2,252,194
1,939,000		Alpine Borough, NJ BANs, 4.500%, 8/14/2024	1,942,908
1,415,000		Barnegat Light, NJ BANs, 4.500%, 7/31/2024	1,417,704
7,552,000		Beach Haven, NJ BANs, 4.250%, 5/2/2024	7,568,714
9,500,000		Berlin Boro, NJ, (Series A) BANs, 4.500%, 3/27/2024	9,514,921
1,889,070		Clinton, NJ BANs, 4.250%, 7/31/2024	1,893,421
2,060,707		Delanco Township, NJ BANs, 4.500%, 6/28/2024	2,065,817
5,840,000		Delran Township, NJ BANs, 4.500%, 8/29/2024	5,865,093
3,200,000		Demarest, NJ BANs, 4.500%, 6/13/2024	3,208,274
1,342,500		Englishtown, NJ BANs, 4.750%, 8/7/2024	1,345,604
9,690,000		Fairview, NJ BANs, 4.250%, 8/23/2024	9,713,722
7,000,000		Galloway Township, NJ BANs, 4.250%, 4/30/2024	7,011,520
5,770,000		Garwood, NJ BANs, 4.500%, 8/2/2024	5,793,044
1,208,050		Gibbsboro, NJ BANs, 4.250%, 3/27/2024	1,209,365
1,989,000		Haddon Heights, NJ BANs, 4.250%, 4/19/2024	1,990,836
2,500,000		Hamilton Township, NJ BANs, 4.500%, 9/12/2024	2,508,550
2,911,000		Haworth Borough, NJ BANs, 4.500%, 7/12/2024	2,920,763
3,000,000		Hillsdale Borough, NJ BANs, 4.250%, 8/23/2024	3,006,712
2,194,000		Keyport Borough, NJ BANs, 4.750%, 4/17/2024	2,196,829
5,600,000		Leonia, NJ BANs, 4.250%, 3/1/2024	5,605,460
2,000,000		Lindenwold, NJ BANs, 4.500%, 8/29/2024	2,005,660
4,585,000		Longport, NJ BANs, 4.500%, 7/3/2024	4,603,145
3,050,800		Lopatcong, NJ BANs, 4.500%, 7/2/2024	3,057,714
3,161,625		Lumberton Township, NJ BANs, 4.500%, 9/27/2024	3,176,617
2,899,000		Lyndhurst Township, NJ BANs, 4.500%, 2/2/2024	2,900,458
5,002,250		Mantua Township, NJ BANs, 4.500%, 6/19/2024	5,015,057
2,474,500		Mendham Twp, NJ BANs, 4.750%, 5/2/2024	2,479,889
1,984,620		Moonachie, NJ BANs, 4.500%, 7/12/2024	1,989,284
1,245,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.550%, 12/1/2023	1,245,000
5,669,000		North Arlington, NJ BANs, 4.500%, 8/2/2024	5,690,902
12,160,000		Park Ridge Borough, NJ BANs, 4.000%, 4/26/2024	12,183,572
2,570,396		Pitman, NJ BANs, 4.500%, 5/31/2024	2,576,633
11,815,000		Ramsey, NJ BANs, 4.250%, 3/1/2024	11,826,421
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 3,892,000		Readington Township, NJ BANs, 4.500%, 10/2/2024	$ 3,909,195
3,242,800		Roxbury Township, NJ BANs, 4.500%, 3/1/2024	3,247,843
5,052,000		Saddle River, NJ BANs, 4.500%, 6/6/2024	5,066,962
4,140,000		Somers Point, NJ BANs, 4.500%, 8/31/2024	4,150,516
4,262,845		Southampton Township, NJ BANs, 4.250%, 3/21/2024	4,267,242
5,665,000		Springfield Township, NJ (Union County) BANs, 4.250%, 5/1/2024	5,679,751
29,000,000		Stone Harbor, NJ BANs, 4.750%, 10/11/2024	29,131,644
2,638,000		Warren Township (Somerset County), NJ BANs, 4.500%, 5/24/2024	2,644,697
2,530,795		Washington Borough, NJ BANs, 4.750%, 10/11/2024	2,540,183
5,944,000		Washington Township (Morris County), NJ BANs, 4.500%, 8/23/2024	5,968,926
1,985,155		West Wildwood, NJ BANs, 4.500%, 2/27/2024	1,987,301
1,875,100		West Wildwood, NJ BANs, 4.500%, 6/13/2024	1,877,030
6,221,000		Woodcliff Lake, NJ BANs, 4.500%, 9/20/2024	6,243,549
4,000,000		Wyckoff Township, NJ BANs, 4.500%, 6/13/2024	4,009,946
		TOTAL	218,506,588
		New York— 5.4%
11,445,000		Alexander, NY CSD BANs, 4.500%, 6/28/2024	11,486,044
4,550,000		Alexandria, NY CSD BANs, 4.750%, 6/28/2024	4,573,887
1,000,000		Cassadaga Valley, NY CSD BANs, 4.500%, 8/1/2024	1,003,527
29,289,147		Erie County, NY IDA (Ellicott Park Townhomes Community Partners LP), Mizuho 3a-7 (Series 2023-MIZ9134) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.700%, 12/7/2023	29,289,147
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.410%, 12/7/2023	5,590,000
6,350,000		Herkimer, NY CSD BANs, 4.750%, 6/21/2024	6,382,209
3,545,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 3.410%, 12/7/2023	3,545,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 3.450%, 12/6/2023	24,880,000
23,400,000		New York State Environmental Facilities Corp. (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2012) TOBs, 4.875%, Mandatory Tender 2/1/2024	23,400,000
72,800,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.050%, 12/7/2023	72,800,000
7,000,000		Perry CSD NY BANs, 4.500%, 6/28/2024	7,025,102
7,337,000		PIMCO New York Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7018) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.500%, 12/7/2023	7,337,000
17,050,963		Saugerties, NY CSD BANs, 4.500%, 6/28/2024	17,114,066
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 3,000,000		Tioga, NY CSD (Series A) BANs, 4.750%, 6/28/2024	$ 3,014,579
6,891,090		Walton, NY CSD BANs, 4.500%, 6/27/2024	6,917,612
		TOTAL	224,358,173
		North Carolina— 0.6%
17,300,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 3.960%, 12/6/2023	17,300,000
6,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 3.960%, 12/6/2023	6,700,000
3,000,000		Yancey County, NC Industrial Facilities & PCFA (Altec Industries, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.520%, 12/7/2023	3,000,000
		TOTAL	27,000,000
		Ohio— 2.6%
1,560,000		Cleveland, OH Airport System, (Series A), 5.000%, 1/1/2024	1,560,490
21,560,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	21,560,000
2,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), CP, 3.700%, Mandatory Tender 1/18/2024	2,000,000
41,200,000		Ohio State Hospital Revenue (Cleveland Clinic), BAML (3a-7) (Series 2023-BAML5044) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/1/2023	41,200,000
16,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	16,100,000
10,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.600%, Mandatory Tender 12/5/2023	10,000,000
5,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.750%, Mandatory Tender 2/1/2024	5,000,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 3.500%, 12/7/2023	7,000,000
1,700,000		Youngstown, OH BANs, (Ohio State GTD), 4.625%, 7/3/2024	1,707,642
		TOTAL	106,128,132
		Oklahoma— 2.5%
18,600,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series 1995-A) Weekly VRDNs, 3.500%, 12/6/2023	18,600,000
32,400,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (1995 Series A) Weekly VRDNs, 3.400%, 12/6/2023	32,400,000
51,655,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 3.500%, 12/6/2023	51,655,000
		TOTAL	102,655,000
		Oregon— 0.2%
10,000,000		Oregon State Department of Transportation, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 3.840%, Mandatory Tender 1/10/2024	10,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— 1.3%
$ 4,335,000
Allegheny County, PA Airport Authority (Pittsburgh International
Airport), Tender Option Bond Trust Certificates (Series 2023-ZF3170)
Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan
Stanley Bank, N.A. LIQ), 3.470%, 12/7/2023
			$ 4,335,000
5,030,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Health Network Obligated Group), BAML 3a-7 (Series 2023-BAML5039) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.380%, 12/7/2023	5,030,000
30,375,000		Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation), (Series 2022-XM1084) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.500%, 12/7/2023	30,375,000
7,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), (Series 2013) TOBs, (Waste Management, Inc. GTD), 4.875%, Mandatory Tender 2/1/2024	7,000,000
7,490,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2024	7,510,817
788,758		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.700%, 12/7/2023	788,758
		TOTAL	55,039,575
		South Carolina— 1.3%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 3.760%, 12/6/2023	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 3.760%, 12/6/2023	10,100,000
6,980,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	6,980,000
13,388,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), Tender Option Bond Trust Receipts (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	13,388,000
		TOTAL	51,968,000
		South Dakota— 0.4%
12,500,000		South Dakota Economic Development Finance Authority (Riverview, LLP Washington Dairy Project), (Series 2023) Weekly VRDNs, (AgriBank FCB LOC), 3.500%, 12/7/2023	12,500,000
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 3.500%, 12/7/2023	3,000,000
		TOTAL	15,500,000
		Tennessee— 1.9%
18,000,000		Lewisburg, TN IDB (Waste Management, Inc.), (Series 2012) TOBs, 4.875%, Mandatory Tender 2/1/2024	18,000,000
7,500,000		Memphis-Shelby County, TN Airport Authority, (Series 2020B), 5.000%, 7/1/2024	7,527,948
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Tennessee— continued
$25,620,000		Memphis-Shelby County, TN Industrial Development Board - PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (Nucor Corp. GTD), 3.760%, 12/6/2023	$ 25,620,000
21,400,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 4.000%, Mandatory Tender 1/3/2024	21,400,000
7,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2021 B-1), CP, 3.680%, Mandatory Tender 12/28/2023	7,000,000
		TOTAL	79,547,948
		Texas— 13.6%
8,465,000		El Paso, TX Housing Finance Corp., Mizuho 3a-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	8,465,000
3,600,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 3/1/2024	3,600,000
10,000,000		Garland, TX Water & Sewer System, (Series 2015), CP, (Sumitomo Mitsui Banking Corp. LOC), 3.949%, Mandatory Tender 1/22/2024	10,000,000
3,000,000		Houston, TX Airport System, (Series C), 5.000%, 7/1/2024	3,006,608
4,000,000		Jewett, TX Economic Development Corp. (Nucor Corp.), (Series 2003) Weekly VRDNs, 3.760%, 12/6/2023	4,000,000
3,445,000		Love Field Airport Modernization Corp., TX, General Airport Revenue Bonds (Series 2015), 5.000%, 11/1/2024	3,458,691
22,900,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020A) TOBs, (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 12/1/2023	22,900,000
22,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020B) TOBs, (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 12/1/2023	22,000,000
3,000,000		Northeast TX Housing Finance Corp, Mizuho 3a-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	3,000,000
22,500,000		Port Arthur Navigation District, TX IDC (Air Products & Chemicals, Inc.), (Series 2002) Weekly VRDNs, 3.450%, 12/6/2023	22,500,000
97,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 4.000%, 12/1/2023	97,000,000
19,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Daily VRDNs, 3.800%, 12/1/2023	19,500,000
25,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 3.800%, 12/1/2023	25,000,000
32,300,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Daily VRDNs, 3.800%, 12/1/2023	32,300,000
24,400,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Daily VRDNs, 3.800%, 12/1/2023	24,400,000
29,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 4.000%, 12/1/2023	29,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$42,700,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 4.000%, 12/1/2023	$ 42,700,000
49,050,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 4.000%, 12/6/2023	49,050,000
85,400,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 4.010%, 12/6/2023	85,400,000
20,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.700%, Mandatory Tender 1/26/2024	20,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 3.440%, 12/7/2023	15,000,000
20,000,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), Mizuho 3a-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.000%, 12/7/2023	20,000,000
		TOTAL	562,280,299
		Utah— 0.1%
1,265,000		Salt Lake City, UT Airport Revenue, (Series A), 5.000%, 7/1/2024	1,267,786
1,000,000		Salt Lake City, UT Airport Revenue, (Series A), 5.000%, 7/1/2024	1,005,662
		TOTAL	2,273,448
		Virginia— 0.5%
5,745,000		Chesapeake, VA Redevelopment and Housing Authority (Great Bridge Apartments LLC), BAML (3a-7) (Series 2023-BAML6014) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 12/7/2023	5,745,000
15,000,000		Virginia Small Business Financing Authority (Pure Salmon Virginia LLC), (Series 2022) TOBs, (United States Treasury COL), 5.000%, Mandatory Tender 11/15/2024	15,000,000
		TOTAL	20,745,000
		Washington— 0.6%
2,860,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 5/1/2024	2,860,000
5,450,000		Port of Seattle, WA Revenue, (Series 2018B), 5.000%, 5/1/2024	5,466,488
11,000,000		Port of Seattle, WA Revenue, 5.000%, 5/1/2024	11,033,279
3,035,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2024	3,046,295
1,050,000		Washington State Economic Development Finance Authority (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.500%, 12/7/2023	1,050,000
		TOTAL	23,456,062
		West Virginia— 1.4%
58,920,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.570%, 12/6/2023	58,920,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Wisconsin— 1.8%
$ 1,260,000		Maple, WI School District TRANs, 5.250%, 10/17/2024	$ 1,266,334
16,181,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	16,181,000
1,415,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	1,415,000
5,945,000		Public Finance Authority, WI (DCA Lexington Properties, LLC), Tender Option Bond Trust Receipts (Series 2021-XF2933) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	5,945,000
570,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.610%, 12/7/2023	570,000
1,930,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 3.520%, 12/7/2023	1,930,000
16,000,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-2) TOBs, (Waste Management Holdings, Inc. GTD), 4.875%, Mandatory Tender 2/1/2024	16,000,000
29,500,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-3) TOBs, (Waste Management Holdings, Inc. GTD), 4.875%, Mandatory Tender 2/1/2024	29,500,000
		TOTAL	72,807,334
		TOTAL INVESTMENT IN SECURITIES—99.4% (AT AMORTIZED COST)[2]	4,116,883,191
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	23,252,663
		TOTAL NET ASSETS—100%	$4,140,135,854
Securities that are subject to the federal alternative minimum tax (AMT) represent 52.4% of the portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Shareholder Report

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of November 30, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Financing Authority
PCRB	—Pollution Control Revenue Bond
PLC	—Public Limited Company
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018[2]
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[3]	0.017	0.020	0.000[4]	0.000[4]	0.009	0.010	0.007
Net realized gain (loss)	0.000[4]	0.000[4]	0.000[4]	0.000[4]	0.000[4]	0.000[4]	0.000[4]
Total From Investment Operations	0.017	0.020	0.000[4]	0.000[4]	0.009	0.010	0.007
Less Distributions:
Distributions from net investment income	(0.017)	(0.020)	(0.000)[4]	(0.000)[4]	(0.009)	(0.010)	(0.007)
Distributions from net realized gain	(0.000)[4]	(0.000)[4]	(0.000)[4]	(0.000)[4]	(0.000)[4]	(0.000)[4]	(0.000)[4]
Total Distributions	(0.017)	(0.020)	(0.000)[4]	(0.000)[4]	(0.009)	(0.010)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	1.71%	1.99%	0.04%	0.01%	0.91%	0.99%	0.77%
Ratios to Average Net Assets:
Net expenses[6]	0.50%[7]	0.56%	0.27%	0.33%	0.56%	0.56%[7]	0.55%
Net investment income	3.40%[7]	0.51%	0.03%	0.01%	0.90%	1.20%[7]	0.81%
Expense waiver/ reimbursement[8]	0.09%[7]	0.08%	0.38%	0.32%	0.09%	0.09%[7]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,647	$14,098	$700,243	$683,243	$818,565	$636,808	$48,952

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.016	0.017	0.000[3]	0.000[3]	0.007	0.008	0.005
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.016	0.017	0.000[3]	0.000[3]	0.007	0.008	0.005
Less Distributions:
Distributions from net investment income	(0.016)	(0.017)	(0.000)[3]	(0.000)[3]	(0.007)	(0.008)	(0.005)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.016)	(0.017)	(0.000)[3]	(0.000)[3]	(0.007)	(0.008)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.57%	1.76%	0.02%	0.01%	0.71%	0.79%	0.54%
Ratios to Average Net Assets:
Net expenses[5]	0.77%[6]	0.78%	0.27%	0.35%	0.78%	0.78%[6]	0.78%
Net investment income	3.15%[6]	1.93%	0.01%	0.01%	0.77%	0.95%[6]	0.46%
Expense waiver/reimbursement[7]	0.12%[6]	0.12%	0.63%	0.54%	0.12%	0.12%[6]	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,918	$1,342	$2,874	$4,756	$11,112	$44,873	$40,219

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.018	0.023	0.001	0.001	0.012	0.013	0.011
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
Total From Investment Operations	0.018	0.023	0.001	0.001	0.013	0.013	0.011
Less Distributions:
Distributions from net investment income	(0.018)	(0.023)	(0.001)	(0.001)	(0.013)	(0.013)	(0.011)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.018)	(0.023)	(0.001)	(0.001)	(0.013)	(0.013)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.86%	2.34%	0.12%	0.13%	1.27%	1.27%	1.12%
Ratios to Average Net Assets:
Net expenses[5]	0.21%[6]	0.21%	0.19%	0.21%	0.21%	0.21%[6]	0.21%
Net investment income	3.69%[6]	2.38%	0.13%	0.12%	1.24%	1.52%[6]	1.10%
Expense waiver/ reimbursement[7]	0.09%[6]	0.09%	0.11%	0.09%	0.09%	0.09%[6]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,414,638	$2,371,755	$1,772,201	$1,372,803	$1,510,434	$1,713,390	$1,163,568
Semi-Annual Shareholder Report

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.017	0.021	0.001	0.000[3]	0.010	0.011	0.008
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.017	0.021	0.001	0.000[3]	0.010	0.011	0.008
Less Distributions:
Distributions from net investment income	(0.017)	(0.021)	(0.001)	(0.000)[3]	(0.010)	(0.011)	(0.008)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.017)	(0.021)	(0.001)	(0.000)[3]	(0.010)	(0.011)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.73%	2.09%	0.05%	0.02%	1.01%	1.06%	0.87%
Ratios to Average Net Assets:
Net expenses[5]	0.46%[6]	0.46%	0.25%	0.34%	0.46%	0.46%[6]	0.46%
Net investment income	3.43%[6]	2.03%	0.05%	0.02%	0.98%	1.26%[6]	0.84%
Expense waiver/ reimbursement[7]	0.09%[6]	0.09%	0.30%	0.20%	0.09%	0.09%[6]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,458	$213,084	$232,943	$255,785	$515,994	$410,580	$449,099

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.015	0.016	0.000[3]	0.000[3]	0.006	0.007	0.004
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.015	0.016	0.000[3]	0.000[3]	0.006	0.007	0.004
Less Distributions:
Distributions from net investment income	(0.015)	(0.016)	(0.000)[3]	(0.000)[3]	(0.006)	(0.007)	(0.004)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.015)	(0.016)	(0.000)[3]	(0.000)[3]	(0.006)	(0.007)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.51%	1.64%	0.01%	0.01%	0.60%	0.69%	0.43%
Ratios to Average Net Assets:
Net expenses[5]	0.91%[6]	0.90%	0.29%	0.31%	0.88%	0.91%[6]	0.90%
Net investment income	2.99%[6]	1.59%	0.01%	0.01%	0.60%	0.83%[6]	0.35%
Expense waiver/reimbursement[7]	0.09%[6]	0.09%	0.71%	0.69%	0.11%	0.09%[6]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,047	$58,942	$71,843	$74,123	$44,704	$50,506	$49,804

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.014	0.015	0.000[3]	0.000[3]	0.005	0.006	0.003
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.014	0.015	0.000[3]	0.000[3]	0.005	0.006	0.003
Less Distributions:
Distributions from net investment income	(0.014)	(0.015)	(0.000)[3]	(0.000)[3]	(0.005)	(0.006)	(0.003)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.014)	(0.015)	(0.000)[3]	(0.000)[3]	(0.005)	(0.006)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.45%	1.53%	0.01%	0.01%	0.49%	0.59%	0.31%
Ratios to Average Net Assets:
Net expenses[5]	1.02%[6]	1.01%	0.29%	0.32%	0.99%	1.02%[6]	1.02%
Net investment income	2.87%[6]	1.48%	0.01%	0.01%	0.49%	0.71%[6]	0.30%
Expense waiver/ reimbursement[7]	0.23%[6]	0.24%	0.97%	0.93%	0.27%	0.24%[6]	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$167,460	$196,830	$237,579	$288,115	$240,445	$281,674	$328,142

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.018	0.022	0.001	0.001	0.012	0.012	0.010
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.018	0.022	0.001	0.001	0.012	0.012	0.010
Less Distributions:
Distributions from net investment income	(0.018)	(0.022)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.018)	(0.022)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.81%	2.24%	0.09%	0.06%	1.16%	1.19%	1.02%
Ratios to Average Net Assets:
Net expenses[5]	0.31%[6]	0.31%	0.21%	0.28%	0.31%	0.31%[6]	0.31%
Net investment income	3.59%[6]	2.26%	0.07%	0.06%	1.16%	1.41%[6]	1.01%
Expense waiver/ reimbursement[7]	0.09%[6]	0.09%	0.19%	0.12%	0.09%	0.09%[6]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$298,968	$231,540	$195,389	$289,938	$359,491	$409,796	$635,782

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2023 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$4,116,883,191
Cash	433,147
Income receivable	22,509,476
Receivable for investments sold	11,576,115
Receivable for shares sold	13,797,064
Total Assets	4,165,198,993
Liabilities:
Payable for investments purchased	19,675,754
Payable for shares redeemed	3,989,275
Income distribution payable	1,024,650
Payable for investment adviser fee (Note 4)	13,146
Payable for administrative fee (Note 4)	8,757
Payable for distribution services fee (Note 4)	89,431
Payable for other service fees (Notes 2 and 4)	124,595
Accrued expenses (Note 4)	137,531
Total Liabilities	25,063,139
Net assets for 4,140,146,667 shares outstanding	$4,140,135,854
Net Assets Consist of:
Paid-in capital	$4,140,126,357
Total distributable earnings (loss)	9,497
Total Net Assets	$4,140,135,854
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$17,646,598 ÷ 17,646,644 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$1,917,622 ÷ 1,917,627 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$3,414,637,755 ÷ 3,414,646,683 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$183,457,967 ÷ 183,458,447 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$56,047,289 ÷ 56,047,435 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$167,460,423 ÷ 167,460,861 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$298,968,200 ÷ 298,968,970 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended November 30, 2023 (unaudited)

Investment Income:
Interest	$68,235,613
Expenses:
Investment adviser fee (Note 4)	3,492,871
Administrative fee (Note 4)	1,361,163
Custodian fees	51,255
Transfer agent fees (Note 2)	167,861
Directors’/Trustees’ fees (Note 4)	7,594
Auditing fees	14,090
Legal fees	5,796
Portfolio accounting fees	125,688
Distribution services fee (Note 4)	680,164
Other service fees (Notes 2 and 4)	719,660
Share registration costs	127,439
Printing and postage	22,801
Miscellaneous (Note 4)	9,695
TOTAL EXPENSES	6,786,077
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	(1,505,029)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(134,737)
TOTAL WAIVERS AND REIMBURSEMENT	(1,639,766)
Net expenses	5,146,311
Net investment income	63,089,302
Net realized gain on investments	10,700
Change in net assets resulting from operations	$63,100,002
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2023	Year Ended 5/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,089,302	$64,701,315
Net realized gain (loss)	10,700	955
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,100,002	64,702,270
Distributions to Shareholders:
Automated Shares	(229,201)	(440,831)
Investment Shares	(33,185)	(68,482)
Wealth Shares	(51,038,974)	(50,565,796)
Service Shares	(3,627,839)	(4,594,001)
Cash II Shares	(865,761)	(1,087,067)
Cash Series Shares	(2,755,119)	(3,221,215)
Capital Shares	(4,542,525)	(4,793,228)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(63,092,604)	(64,770,620)
Share Transactions:
Proceeds from sale of shares	3,619,012,439	7,058,692,521
Net asset value of shares issued to shareholders in payment of distributions declared	58,455,324	59,807,000
Cost of shares redeemed	(2,624,929,670)	(7,243,912,415)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,052,538,093	(125,412,894)
Change in net assets	1,052,545,491	(125,481,244)
Net Assets:
Beginning of period	3,087,590,363	3,213,071,607
End of period	$4,140,135,854	$3,087,590,363
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report

Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,639,766 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Transfer Agent Fees
For the six months ended November 30, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$4,162	$—
Investment Shares	917	—
Wealth Shares	31,372	—
Service Shares	2,424	—
Cash II Shares	27,881	—
Cash Series Shares	98,218	(28,804)
Capital Shares	2,887	(2)
TOTAL	$167,861	$(28,806)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended November 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$15,035
Investment Shares	2,629
Service Shares	262,969
Cash II Shares	72,463
Cash Series Shares	240,036
Capital Shares	126,528
TOTAL	$719,660
For the six months ended November 30, 2023, the Fund’s Wealth Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Semi-Annual Shareholder Report

liabilities as income tax expense in the Statement of Operations. As of November 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Automated Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	17,029	$17,029	49,145	$49,145
Shares issued to shareholders in payment of distributions declared	227	227	439	439
Shares redeemed	(13,707)	(13,707)	(735,718)	(735,718)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	3,549	$3,549	(686,134)	$(686,134)
Semi-Annual Shareholder Report

	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Investment Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	11,421	$11,421	15,656	$15,656
Shares issued to shareholders in payment of distributions declared	33	33	68	68
Shares redeemed	(10,879)	(10,879)	(17,255)	(17,255)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	575	$575	(1,531)	$(1,531)
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	2,925,630	$2,925,630	5,433,953	$5,433,953
Shares issued to shareholders in payment of distributions declared	47,377	47,377	46,800	46,800
Shares redeemed	(1,930,129)	(1,930,129)	(4,881,158)	(4,881,158)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,042,878	$1,042,878	599,595	$599,595
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	231,154	$231,154	591,162	$591,162
Shares issued to shareholders in payment of distributions declared	2,761	2,761	3,547	3,547
Shares redeemed	(263,541)	(263,541)	(614,563)	(614,563)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(29,626)	$(29,626)	(19,854)	$(19,854)
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Cash II Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	18,748	$18,748	47,329	$47,329
Shares issued to shareholders in payment of distributions declared	858	858	1,076	1,076
Shares redeemed	(22,502)	(22,502)	(61,304)	(61,304)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(2,896)	$(2,896)	(12,899)	$(12,899)
Semi-Annual Shareholder Report

	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Cash Series Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	168,512	$168,512	484,712	$484,712
Shares issued to shareholders in payment of distributions declared	2,738	2,738	3,171	3,171
Shares redeemed	(200,620)	(200,620)	(528,628)	(528,628)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(29,370)	$(29,370)	(40,745)	$(40,745)
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Capital Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	246,518	$246,518	436,735	$436,735
Shares issued to shareholders in payment of distributions declared	4,461	4,461	4,706	4,706
Shares redeemed	(183,551)	(183,551)	(405,286)	(405,286)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	67,428	$67,428	36,155	$36,155
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,052,538	$1,052,538	(125,413)	$(125,413)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2023, the Adviser voluntarily waived $1,505,029 of its fee and voluntarily reimbursed $28,806 of transfer agent fees.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$2,628	$(315)
Cash II Shares	101,449	—
Cash Series Shares	576,087	(105,616)
TOTAL	$680,164	$(105,931)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2023, FSC retained $93,635 of fees paid by the Fund.
Semi-Annual Shareholder Report

Other Service Fees
For the six months ended November 30, 2023, FSSC received $631 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $286,634,000 and $473,499,000, respectively. Net realized gain recognized on these transactions was $26,600.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2023, there were no outstanding loans. During the six months ended November 30, 2023, the program was not utilized.
Semi-Annual Shareholder Report

6. Credit Risk
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,017.10	$2.52[2]
Investment Shares	$1,000	$1,015.70	$3.88
Wealth Shares	$1,000	$1,018.60	$1.06
Service Shares	$1,000	$1,017.30	$2.32
Cash II Shares	$1,000	$1,015.10	$4.58
Cash Series Shares	$1,000	$1,014.50	$5.14
Capital Shares	$1,000	$1,018.10	$1.56
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.50	$2.53[2]
Investment Shares	$1,000	$1,021.15	$3.89
Wealth Shares	$1,000	$1,023.95	$1.06
Service Shares	$1,000	$1,022.70	$2.33
Cash II Shares	$1,000	$1,020.45	$4.60
Cash Series Shares	$1,000	$1,019.90	$5.15
Capital Shares	$1,000	$1,023.45	$1.57

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.50%
Investment Shares	0.77%
Wealth Shares	0.21%
Service Shares	0.46%
Cash II Shares	0.91%
Cash Series Shares	1.02%
Capital Shares	0.31%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.56% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.82 and $2.83, respectively.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Municipal Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Semi-Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Semi-Annual Shareholder Report

regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
Semi-Annual Shareholder Report

one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
Semi-Annual Shareholder Report

on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Semi-Annual Shareholder Report

Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
Semi-Annual Shareholder Report

service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Municipal Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450197 (1/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
November 30, 2023

Share Class | Ticker	Wealth | MOFXX

Federated Hermes Municipal Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2023 through November 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
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Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.7%
Municipal Notes	15.9%
Commercial Paper	4.8%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At November 30, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.0%
8-30 Days	2.5%
31-90 Days	22.1%
91-180 Days	3.8%
181 Days or more	7.0%
Other Assets and Liabilities—Net[2]	0.6%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
November 30, 2023 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 99.4%
		Alabama— 3.4%
$ 9,200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 3.750%, 12/1/2023	$ 9,200,000
5,325,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2958) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	5,325,000
16,900,000		Decatur, AL IDB (Nucor Steel Decatur LLC), (Series 2003-A) Weekly VRDNs, (Nucor Corp. GTD), 3.760%, 12/6/2023	16,900,000
10,000,000		Huntsville, AL Health Care Authority, (Series 2023-BAML5040) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/7/2023	10,000,000
28,700,000		Walker County, AL Economic and Industrial Development Authority (Alabama Power Co.), (First Series 2023) Daily VRDNs, 3.650%, 12/1/2023	28,700,000
21,105,000		Walker County, AL Economic and Industrial Development Authority (Alabama Power Co.), (Second Series 2023) Daily VRDNs, 3.600%, 12/1/2023	21,105,000
10,400,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 3.600%, 12/1/2023	10,400,000
35,000,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2023) Weekly VRDNs, 3.800%, 12/7/2023	35,000,000
5,100,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 3.600%, 12/1/2023	5,100,000
		TOTAL	141,730,000
		Alaska— 1.5%
61,600,000		Valdez, AK Marine Terminal (Phillips Transportation Alaska, Inc.), (Series 1994C) Weekly VRDNs, (ConocoPhillips GTD), 3.400%, 12/6/2023	61,600,000
		Arizona— 0.3%
2,335,000		Arizona State IDA (Colorado Military Academy Building Corp.), Tender Option Bond Trust Receipts (Series 2021-XF2941) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	2,335,000
5,030,000		Arizona State IDA (Skyline Education, Inc.), Tender Option Bond Trust Receipts (Series 2020-XF2862) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	5,030,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.400%, 12/7/2023	5,610,000
1,185,000		Phoenix, AZ Civic Improvement Corp. - Airport System, Senior Lien, 5.000%, 7/1/2024	1,189,661
		TOTAL	14,164,661
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— 14.9%
$23,875,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	$ 23,875,000
7,100,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.500%, 12/7/2023	7,100,000
2,356,000		California HFA (Hope on Broadway LP), Tender Option Bond Trust Receipts (Series 2022-XF3018) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.670%, 12/7/2023	2,356,000
10,000,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	10,000,000
7,600,000		California HFA Multi-Family (San Regis LLC), BAML 3a-7 (Series 2023-BAML6002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.430%, 12/7/2023	7,600,000
18,880,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	18,880,000
13,500,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020) TOBs, (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 12/1/2023	13,500,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 2.950%, 12/7/2023	2,000,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (BMO Bank, N.A. LOC), 2.950%, 12/7/2023	3,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 2.950%, 12/7/2023	2,940,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.800%, Mandatory Tender 2/13/2024	10,000,000
7,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.600%, Mandatory Tender 12/13/2023	7,000,000
10,300,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	10,300,000
3,200,000		California Statewide Communities Development Authority (Northwest Gateway Apartments LP), MIZUHO 3a-7 (Series 2023-MIZ9121) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 12/1/2023	3,200,000
6,420,000		California Statewide Communities Development Authority (TRG - Copeland Creek LP), Mizuho 3a-7 (Series 2023-MIZ9135) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	6,420,000
7,300,000		California Statewide Communities Development Authority MFH (Uptown Newport Building Owner, LP), (2017 Series BB: One Uptown Newport Apartments) Weekly VRDNs, (FHLB of Des Moines LOC), 3.340%, 12/7/2023	7,300,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$83,650,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 12/1/2023	$ 83,650,000
50,415,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Mizuho 3a-7 (Series 2022-MIZ9090) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 3.850%, 12/1/2023	50,415,000
75,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.000%, 12/7/2023	75,000,000
9,200,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7005) Weekly VRDNs, (UBS AG LIQ), 3.800%, 12/5/2023	9,200,000
11,086,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7012) Weekly VRDNs, (UBS AG LOC), 3.800%, 12/4/2023	11,086,000
10,810,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7019) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.500%, 12/7/2023	10,810,000
3,427,000		Pimco California Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7017) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.800%, 12/4/2023	3,427,000
5,076,000		Pimco California Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7003) Weekly VRDNs, (UBS AG LIQ), 3.800%, 12/6/2023	5,076,000
2,770,000		Sacramento County, CA HDA (Shiloh Arms Partners LP), Mizuho 3a-7 (2022-MIZ9093) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	2,770,000
6,775,000		San Francisco, CA City & County Airport Commission, (Series D), 5.000%, 5/1/2024	6,794,344
98,455,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.000%, 12/7/2023	98,455,000
28,045,000		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	28,045,000
85,560,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	85,560,000
5,320,000		San Jose, CA (San Jose, CA Airport), Tender Option Bond Trust Certificates (Series 2022-XF2998) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.470%, 12/7/2023	5,320,000
7,780,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.550%, 12/7/2023	7,780,000
		TOTAL	618,859,344
		Colorado— 1.7%
24,720,000		Colorado Health Facilities Authority (CommonSpirit Health), Golden Blue 3a-7 (Series 2022-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	24,720,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Colorado— continued
$ 2,200,000		Colorado Health Facilities Authority (National Jewish Medical and Research Center), (Series 2005) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.600%, 12/7/2023	$ 2,200,000
4,615,000		Colorado HFA (Acme Manufacturing Co., Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.780%, 12/7/2023	4,615,000
1,175,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.470%, 12/7/2023	1,175,000
1,085,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.820%, 12/7/2023	1,085,000
8,250,000		Denver, CO City & County Department of Aviation, (Series 2018A), 5.000%, 12/1/2023	8,250,000
28,115,000		Denver, CO City & County Department of Aviation, (Series Z), 5.000%, 12/1/2024	28,392,970
		TOTAL	70,437,970
		Florida— 4.1%
15,000,000		Alachua County, FL Health Facilities Authority (Shands Healthcare), (Series 2008A), CP, (Bank of America N.A. LOC), 3.800%, Mandatory Tender 12/11/2023	15,000,000
11,000,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Weekly VRDNs, 3.800%, 12/6/2023	11,000,000
5,015,000		Broward County, FL Airport System, (Series A), 5.000%, 10/1/2024	5,035,168
2,480,000		Capital Trust Agency, FL (Milestones Community School, Inc.), Tender Option Bond Trust Receipts (2022-XF2965) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	2,480,000
4,280,000		Florida Development Finance Corp. (Navigator Academy of Leadership, Inc.), Tender Option Bond Trust Receipts (2021-XF2945) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	4,280,000
1,335,000		Greater Orlando, FL Aviation Authority, (Series C), 5.000%, 10/1/2024	1,341,452
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.470%, 12/7/2023	25,000,000
11,830,000		Miami-Dade County, FL (County of Miami-Dade Seaport Department), Tender Option Bond Trust Certificates (2022-XF2988) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 4.230%, 12/7/2023	11,830,000
6,665,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (Series 2023-XF1609) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.550%, 12/7/2023	6,665,000
6,450,650		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	6,450,650
7,105,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	7,105,000
6,000,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), Mizuho 3a-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	6,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$67,275,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), Golden Blue 3a-7 (Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	$ 67,275,000
1,325,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 3.700%, 12/1/2023	1,325,000
		TOTAL	170,787,270
		Georgia— 6.1%
7,500,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 3.580%, 12/1/2023	7,500,000
1,045,000		Atlanta, GA Airport General Revenue, 5.000%, 7/1/2024	1,049,092
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.440%, 12/7/2023	9,750,000
12,400,000		Bartow County, GA Development Authority (Georgia Power Co.), (First Series 2022) Daily VRDNs, 3.650%, 12/1/2023	12,400,000
55,720,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 3.750%, 12/1/2023	55,720,000
2,955,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 3.650%, 12/1/2023	2,955,000
8,880,000		Columbia County, GA Development Authority (Schools for Arts-Infused Learning, Inc.), Tender Option Bond Trust Receipts (2022-XF2966) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	8,880,000
8,615,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 3.440%, 12/7/2023	8,615,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 3.440%, 12/7/2023	10,000,000
13,870,000		Effingham County, GA Development Authority (Georgia Power Co.), (Series 2003) Daily VRDNs, 3.590%, 12/1/2023	13,870,000
300,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.500%, 12/7/2023	300,000
2,200,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1996) Daily VRDNs, 3.590%, 12/1/2023	2,200,000
2,000,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1997) Daily VRDNs, 3.750%, 12/1/2023	2,000,000
17,940,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.500%, 12/7/2023	17,940,000
25,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.750%, 12/6/2023	25,000,000
1,455,000		Savannah, GA EDA (Consolidated Utilities, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.520%, 12/7/2023	1,455,000
72,250,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 3.420%, 12/6/2023	72,250,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— continued
$ 1,595,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 3.520%, 12/7/2023	$ 1,595,000
		TOTAL	253,479,092
		Hawaii— 0.1%
5,685,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 3.750%, 12/7/2023	5,685,000
		Idaho— 0.3%
12,360,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 3.450%, 12/6/2023	12,360,000
		Illinois— 2.5%
11,490,000		Chicago, IL Midway Airport, Revenue Refunding Bonds (Series 2014A), 5.000%, 1/1/2024	11,500,914
3,230,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015A), 5.000%, 1/1/2024	3,232,508
6,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2024	6,004,168
24,320,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Certificates (Series 2022-XM1078) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.550%, 12/7/2023	24,320,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1379) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 12/7/2023	8,000,000
4,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1424) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.550%, 12/7/2023	4,600,000
9,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XL0315) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 12/7/2023	9,600,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1042) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 12/7/2023	8,000,000
7,550,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1043) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 12/7/2023	7,550,000
15,200,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1044) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.600%, 12/7/2023	15,200,000
4,275,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.750%, 12/1/2023	4,275,000
		TOTAL	102,282,590
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Indiana— 1.4%
$ 5,855,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 3.440%, 12/7/2023	$ 5,855,000
14,250,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003B) Weekly VRDNs, 3.470%, 12/6/2023	14,250,000
5,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), (Series 2014D), 5.000%, 1/1/2024	5,001,407
15,225,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), (Series 2019D), 5.000%, 1/1/2024	15,234,911
2,775,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), (Series A-1), 5.000%, 1/1/2024	2,775,860
12,900,000		Indianapolis, IN Multifamily Housing (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.500%, 12/7/2023	12,900,000
		TOTAL	56,017,178
		Iowa— 0.1%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 3.500%, 12/7/2023	5,300,000
		Kansas— 1.0%
10,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007A) Weekly VRDNs, 3.410%, 12/6/2023	10,000,000
21,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007B) Weekly VRDNs, 3.410%, 12/6/2023	21,000,000
12,000,000		Meade County, KS (High Plains Ponderosa Dairy LLC) Weekly VRDNs, (AgriBank FCB LOC), 3.500%, 12/7/2023	12,000,000
		TOTAL	43,000,000
		Kentucky— 3.3%
29,900,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series A) Weekly VRDNs, 3.700%, 12/1/2023	29,900,000
30,600,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series B) Weekly VRDNs, 3.600%, 12/1/2023	30,600,000
11,200,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series B) Daily VRDNs, (United Parcel Service, Inc. GTD), 3.650%, 12/1/2023	11,200,000
7,500,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 4.400%, 12/1/2023	7,500,000
19,100,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.400%, 12/1/2023	19,100,000
38,690,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.300%, 12/1/2023	38,690,000
		TOTAL	136,990,000
		Louisiana— 3.2%
10,885,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 3.350%, 12/6/2023	10,885,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Louisiana— continued
$14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Solid Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 3.400%, 12/6/2023	$ 14,200,000
14,000,000		Louisiana Local Government Environmental Facilities CDA (American Biocarbon, CT LLC) TOBs, (United States Treasury GTD), 4.000%, Mandatory Tender 3/22/2024	14,000,000
33,000,000		Louisiana Local Government Environmental Facilities CDA (American Biocarbon, CT LLC) TOBs, (United States Treasury GTD), 4.000%, Mandatory Tender 3/22/2024	32,999,760
24,240,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 3.250%, 12/1/2023	24,240,000
5,597,308		Louisiana State Housing Corp. (Peace Lake Louisiana Tower Community, LP), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	5,597,308
1,200,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.660%, 12/6/2023	1,200,000
27,400,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.500%, 12/6/2023	27,400,000
		TOTAL	130,522,068
		Maine— 0.5%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.410%, 12/6/2023	22,260,000
		Maryland— 2.1%
5,020,000		Baltimore County, MD (Oak Crest Village, Inc.), 3a-7 Credit Enhanced Trust (Series 2022-032) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	5,020,000
2,640,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 1/2/2024	2,640,000
27,000,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	27,000,000
8,200,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.670%, 12/7/2023	8,200,000
42,825,000		Montgomery County, MD, (2010 Series B), CP, 3.750%, Mandatory Tender 12/21/2023	42,825,000
		TOTAL	85,685,000
		Massachusetts— 0.9%
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 4.100%, Mandatory Tender 1/2/2024	10,000,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Massachusetts— continued
$27,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 3.900%, Mandatory Tender 12/12/2023	$ 27,000,000
		TOTAL	37,000,000
		Michigan— 0.5%
11,500,000		Michigan State Building Authority, (Series I) VRENs, 3.410%, 12/1/2023	11,500,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.500%, 12/7/2023	5,250,000
2,195,000		Wayne County, MI Airport Authority, (Series B), 5.000%, 12/1/2023	2,195,000
		TOTAL	18,945,000
		Minnesota— 0.0%
1,565,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission, (Series B), 5.000%, 1/1/2024	1,566,255
		Mississippi— 0.8%
12,500,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2012) Weekly VRDNs, 3.500%, 12/6/2023	12,500,000
13,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.510%, 12/6/2023	13,000,000
4,100,000		Mississippi Home Corp, Tender Option Bond Trust Receipts (Series 2022-XF3022) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	4,100,000
4,000,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.360%, 12/7/2023	4,000,000
		TOTAL	33,600,000
		Missouri— 0.5%
5,501,184		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	5,501,184
2,893,379		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	2,893,379
6,000,000		Missouri State Health and Educational Facilities Authority Health Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Mandatory Tender 12/1/2023	6,000,000
4,295,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3a-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	4,295,000
1,310,000		St. Louis, MO Airport Revenue, (Series B), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2024	1,313,641
		TOTAL	20,003,204
		Multi-State— 10.2%
7,500,000		BNY Mellon Municipal Bond Infrastructure Fund, PUTTERS (3a-7) (Series 5054) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.700%, 12/7/2023	7,500,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Multi-State— continued
$80,900,000		DWS Municipal Income Trust, Putters 3a-7 (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.700%, 12/7/2023	$ 80,900,000
30,000,000		DWS Strategic Municipal Income, Putters (3a-7) (Series 5056) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.700%, 12/7/2023	30,000,000
76,100,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 12/1/2023	76,100,000
78,600,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 12/1/2023	78,600,000
32,900,000		Nuveen Municipal Credit Opportunities Fund, PUTTERS 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 12/1/2023	32,900,000
17,435,000		PIMCO Flexible Municipal Income Fund, Putters (3a-7) (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 12/1/2023	17,435,000
11,546,000		PIMCO Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7010) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	11,546,000
13,064,000		PIMCO Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7013) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.850%, 12/6/2023	13,064,000
17,766,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7001) Weekly VRDNs, (UBS AG LIQ), 3.550%, 12/7/2023	17,766,000
17,825,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7004) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	17,825,000
17,825,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7020) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.850%, 12/4/2023	17,825,000
7,521,000		PIMCO Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7006) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	7,521,000
12,581,000		PIMCO Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7016) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.550%, 12/7/2023	12,581,000
		TOTAL	421,563,000
		Nebraska— 0.2%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 3.760%, 12/6/2023	7,500,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 3.760%, 12/6/2023	1,875,000
		TOTAL	9,375,000
		Nevada— 0.3%
6,000,000		Clark County, NV Industrial Development Revenue (Southwest Gas Corp.), (Series 2003A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.400%, 12/6/2023	6,000,000
1,155,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.650%, 12/7/2023	1,155,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Nevada— continued
$ 5,330,000
Director of the State of Nevada Department of Business and Industry
(DesertXpress Enterprises, LLC), (Brightline West Passenger Rail Project,
Series 2020A) TOBs, (United States Treasury GTD), 3.700%, Mandatory
Tender 1/31/2024
			$ 5,330,000
		TOTAL	12,485,000
		New Jersey— 5.3%
2,247,000		Allamuchy Township, NJ BANs, 4.500%, 9/20/2024	2,252,194
1,939,000		Alpine Borough, NJ BANs, 4.500%, 8/14/2024	1,942,908
1,415,000		Barnegat Light, NJ BANs, 4.500%, 7/31/2024	1,417,704
7,552,000		Beach Haven, NJ BANs, 4.250%, 5/2/2024	7,568,714
9,500,000		Berlin Boro, NJ, (Series A) BANs, 4.500%, 3/27/2024	9,514,921
1,889,070		Clinton, NJ BANs, 4.250%, 7/31/2024	1,893,421
2,060,707		Delanco Township, NJ BANs, 4.500%, 6/28/2024	2,065,817
5,840,000		Delran Township, NJ BANs, 4.500%, 8/29/2024	5,865,093
3,200,000		Demarest, NJ BANs, 4.500%, 6/13/2024	3,208,274
1,342,500		Englishtown, NJ BANs, 4.750%, 8/7/2024	1,345,604
9,690,000		Fairview, NJ BANs, 4.250%, 8/23/2024	9,713,722
7,000,000		Galloway Township, NJ BANs, 4.250%, 4/30/2024	7,011,520
5,770,000		Garwood, NJ BANs, 4.500%, 8/2/2024	5,793,044
1,208,050		Gibbsboro, NJ BANs, 4.250%, 3/27/2024	1,209,365
1,989,000		Haddon Heights, NJ BANs, 4.250%, 4/19/2024	1,990,836
2,500,000		Hamilton Township, NJ BANs, 4.500%, 9/12/2024	2,508,550
2,911,000		Haworth Borough, NJ BANs, 4.500%, 7/12/2024	2,920,763
3,000,000		Hillsdale Borough, NJ BANs, 4.250%, 8/23/2024	3,006,712
2,194,000		Keyport Borough, NJ BANs, 4.750%, 4/17/2024	2,196,829
5,600,000		Leonia, NJ BANs, 4.250%, 3/1/2024	5,605,460
2,000,000		Lindenwold, NJ BANs, 4.500%, 8/29/2024	2,005,660
4,585,000		Longport, NJ BANs, 4.500%, 7/3/2024	4,603,145
3,050,800		Lopatcong, NJ BANs, 4.500%, 7/2/2024	3,057,714
3,161,625		Lumberton Township, NJ BANs, 4.500%, 9/27/2024	3,176,617
2,899,000		Lyndhurst Township, NJ BANs, 4.500%, 2/2/2024	2,900,458
5,002,250		Mantua Township, NJ BANs, 4.500%, 6/19/2024	5,015,057
2,474,500		Mendham Twp, NJ BANs, 4.750%, 5/2/2024	2,479,889
1,984,620		Moonachie, NJ BANs, 4.500%, 7/12/2024	1,989,284
1,245,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.550%, 12/1/2023	1,245,000
5,669,000		North Arlington, NJ BANs, 4.500%, 8/2/2024	5,690,902
12,160,000		Park Ridge Borough, NJ BANs, 4.000%, 4/26/2024	12,183,572
2,570,396		Pitman, NJ BANs, 4.500%, 5/31/2024	2,576,633
11,815,000		Ramsey, NJ BANs, 4.250%, 3/1/2024	11,826,421
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 3,892,000		Readington Township, NJ BANs, 4.500%, 10/2/2024	$ 3,909,195
3,242,800		Roxbury Township, NJ BANs, 4.500%, 3/1/2024	3,247,843
5,052,000		Saddle River, NJ BANs, 4.500%, 6/6/2024	5,066,962
4,140,000		Somers Point, NJ BANs, 4.500%, 8/31/2024	4,150,516
4,262,845		Southampton Township, NJ BANs, 4.250%, 3/21/2024	4,267,242
5,665,000		Springfield Township, NJ (Union County) BANs, 4.250%, 5/1/2024	5,679,751
29,000,000		Stone Harbor, NJ BANs, 4.750%, 10/11/2024	29,131,644
2,638,000		Warren Township (Somerset County), NJ BANs, 4.500%, 5/24/2024	2,644,697
2,530,795		Washington Borough, NJ BANs, 4.750%, 10/11/2024	2,540,183
5,944,000		Washington Township (Morris County), NJ BANs, 4.500%, 8/23/2024	5,968,926
1,985,155		West Wildwood, NJ BANs, 4.500%, 2/27/2024	1,987,301
1,875,100		West Wildwood, NJ BANs, 4.500%, 6/13/2024	1,877,030
6,221,000		Woodcliff Lake, NJ BANs, 4.500%, 9/20/2024	6,243,549
4,000,000		Wyckoff Township, NJ BANs, 4.500%, 6/13/2024	4,009,946
		TOTAL	218,506,588
		New York— 5.4%
11,445,000		Alexander, NY CSD BANs, 4.500%, 6/28/2024	11,486,044
4,550,000		Alexandria, NY CSD BANs, 4.750%, 6/28/2024	4,573,887
1,000,000		Cassadaga Valley, NY CSD BANs, 4.500%, 8/1/2024	1,003,527
29,289,147		Erie County, NY IDA (Ellicott Park Townhomes Community Partners LP), Mizuho 3a-7 (Series 2023-MIZ9134) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.700%, 12/7/2023	29,289,147
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.410%, 12/7/2023	5,590,000
6,350,000		Herkimer, NY CSD BANs, 4.750%, 6/21/2024	6,382,209
3,545,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 3.410%, 12/7/2023	3,545,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 3.450%, 12/6/2023	24,880,000
23,400,000		New York State Environmental Facilities Corp. (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2012) TOBs, 4.875%, Mandatory Tender 2/1/2024	23,400,000
72,800,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.050%, 12/7/2023	72,800,000
7,000,000		Perry CSD NY BANs, 4.500%, 6/28/2024	7,025,102
7,337,000		PIMCO New York Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7018) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.500%, 12/7/2023	7,337,000
17,050,963		Saugerties, NY CSD BANs, 4.500%, 6/28/2024	17,114,066
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 3,000,000		Tioga, NY CSD (Series A) BANs, 4.750%, 6/28/2024	$ 3,014,579
6,891,090		Walton, NY CSD BANs, 4.500%, 6/27/2024	6,917,612
		TOTAL	224,358,173
		North Carolina— 0.6%
17,300,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 3.960%, 12/6/2023	17,300,000
6,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 3.960%, 12/6/2023	6,700,000
3,000,000		Yancey County, NC Industrial Facilities & PCFA (Altec Industries, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.520%, 12/7/2023	3,000,000
		TOTAL	27,000,000
		Ohio— 2.6%
1,560,000		Cleveland, OH Airport System, (Series A), 5.000%, 1/1/2024	1,560,490
21,560,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	21,560,000
2,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), CP, 3.700%, Mandatory Tender 1/18/2024	2,000,000
41,200,000		Ohio State Hospital Revenue (Cleveland Clinic), BAML (3a-7) (Series 2023-BAML5044) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/1/2023	41,200,000
16,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	16,100,000
10,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.600%, Mandatory Tender 12/5/2023	10,000,000
5,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.750%, Mandatory Tender 2/1/2024	5,000,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 3.500%, 12/7/2023	7,000,000
1,700,000		Youngstown, OH BANs, (Ohio State GTD), 4.625%, 7/3/2024	1,707,642
		TOTAL	106,128,132
		Oklahoma— 2.5%
18,600,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series 1995-A) Weekly VRDNs, 3.500%, 12/6/2023	18,600,000
32,400,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (1995 Series A) Weekly VRDNs, 3.400%, 12/6/2023	32,400,000
51,655,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 3.500%, 12/6/2023	51,655,000
		TOTAL	102,655,000
		Oregon— 0.2%
10,000,000		Oregon State Department of Transportation, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 3.840%, Mandatory Tender 1/10/2024	10,000,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— 1.3%
$ 4,335,000
Allegheny County, PA Airport Authority (Pittsburgh International
Airport), Tender Option Bond Trust Certificates (Series 2023-ZF3170)
Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan
Stanley Bank, N.A. LIQ), 3.470%, 12/7/2023
			$ 4,335,000
5,030,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Health Network Obligated Group), BAML 3a-7 (Series 2023-BAML5039) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.380%, 12/7/2023	5,030,000
30,375,000		Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation), (Series 2022-XM1084) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.500%, 12/7/2023	30,375,000
7,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), (Series 2013) TOBs, (Waste Management, Inc. GTD), 4.875%, Mandatory Tender 2/1/2024	7,000,000
7,490,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2024	7,510,817
788,758		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.700%, 12/7/2023	788,758
		TOTAL	55,039,575
		South Carolina— 1.3%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 3.760%, 12/6/2023	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 3.760%, 12/6/2023	10,100,000
6,980,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	6,980,000
13,388,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), Tender Option Bond Trust Receipts (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	13,388,000
		TOTAL	51,968,000
		South Dakota— 0.4%
12,500,000		South Dakota Economic Development Finance Authority (Riverview, LLP Washington Dairy Project), (Series 2023) Weekly VRDNs, (AgriBank FCB LOC), 3.500%, 12/7/2023	12,500,000
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 3.500%, 12/7/2023	3,000,000
		TOTAL	15,500,000
		Tennessee— 1.9%
18,000,000		Lewisburg, TN IDB (Waste Management, Inc.), (Series 2012) TOBs, 4.875%, Mandatory Tender 2/1/2024	18,000,000
7,500,000		Memphis-Shelby County, TN Airport Authority, (Series 2020B), 5.000%, 7/1/2024	7,527,948
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Tennessee— continued
$25,620,000		Memphis-Shelby County, TN Industrial Development Board - PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (Nucor Corp. GTD), 3.760%, 12/6/2023	$ 25,620,000
21,400,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 4.000%, Mandatory Tender 1/3/2024	21,400,000
7,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2021 B-1), CP, 3.680%, Mandatory Tender 12/28/2023	7,000,000
		TOTAL	79,547,948
		Texas— 13.6%
8,465,000		El Paso, TX Housing Finance Corp., Mizuho 3a-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	8,465,000
3,600,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 3/1/2024	3,600,000
10,000,000		Garland, TX Water & Sewer System, (Series 2015), CP, (Sumitomo Mitsui Banking Corp. LOC), 3.949%, Mandatory Tender 1/22/2024	10,000,000
3,000,000		Houston, TX Airport System, (Series C), 5.000%, 7/1/2024	3,006,608
4,000,000		Jewett, TX Economic Development Corp. (Nucor Corp.), (Series 2003) Weekly VRDNs, 3.760%, 12/6/2023	4,000,000
3,445,000		Love Field Airport Modernization Corp., TX, General Airport Revenue Bonds (Series 2015), 5.000%, 11/1/2024	3,458,691
22,900,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020A) TOBs, (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 12/1/2023	22,900,000
22,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020B) TOBs, (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 12/1/2023	22,000,000
3,000,000		Northeast TX Housing Finance Corp, Mizuho 3a-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	3,000,000
22,500,000		Port Arthur Navigation District, TX IDC (Air Products & Chemicals, Inc.), (Series 2002) Weekly VRDNs, 3.450%, 12/6/2023	22,500,000
97,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 4.000%, 12/1/2023	97,000,000
19,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Daily VRDNs, 3.800%, 12/1/2023	19,500,000
25,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 3.800%, 12/1/2023	25,000,000
32,300,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Daily VRDNs, 3.800%, 12/1/2023	32,300,000
24,400,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Daily VRDNs, 3.800%, 12/1/2023	24,400,000
29,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 4.000%, 12/1/2023	29,000,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$42,700,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 4.000%, 12/1/2023	$ 42,700,000
49,050,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 4.000%, 12/6/2023	49,050,000
85,400,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 4.010%, 12/6/2023	85,400,000
20,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.700%, Mandatory Tender 1/26/2024	20,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 3.440%, 12/7/2023	15,000,000
20,000,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), Mizuho 3a-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.000%, 12/7/2023	20,000,000
		TOTAL	562,280,299
		Utah— 0.1%
1,265,000		Salt Lake City, UT Airport Revenue, (Series A), 5.000%, 7/1/2024	1,267,786
1,000,000		Salt Lake City, UT Airport Revenue, (Series A), 5.000%, 7/1/2024	1,005,662
		TOTAL	2,273,448
		Virginia— 0.5%
5,745,000		Chesapeake, VA Redevelopment and Housing Authority (Great Bridge Apartments LLC), BAML (3a-7) (Series 2023-BAML6014) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 12/7/2023	5,745,000
15,000,000		Virginia Small Business Financing Authority (Pure Salmon Virginia LLC), (Series 2022) TOBs, (United States Treasury COL), 5.000%, Mandatory Tender 11/15/2024	15,000,000
		TOTAL	20,745,000
		Washington— 0.6%
2,860,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 5/1/2024	2,860,000
5,450,000		Port of Seattle, WA Revenue, (Series 2018B), 5.000%, 5/1/2024	5,466,488
11,000,000		Port of Seattle, WA Revenue, 5.000%, 5/1/2024	11,033,279
3,035,000		Port of Seattle, WA Revenue, Intermediate Lien Revenue Bonds (Series 2019), 5.000%, 4/1/2024	3,046,295
1,050,000		Washington State Economic Development Finance Authority (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.500%, 12/7/2023	1,050,000
		TOTAL	23,456,062
		West Virginia— 1.4%
58,920,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.570%, 12/6/2023	58,920,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Wisconsin— 1.8%
$ 1,260,000		Maple, WI School District TRANs, 5.250%, 10/17/2024	$ 1,266,334
16,181,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	16,181,000
1,415,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	1,415,000
5,945,000		Public Finance Authority, WI (DCA Lexington Properties, LLC), Tender Option Bond Trust Receipts (Series 2021-XF2933) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	5,945,000
570,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.610%, 12/7/2023	570,000
1,930,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 3.520%, 12/7/2023	1,930,000
16,000,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-2) TOBs, (Waste Management Holdings, Inc. GTD), 4.875%, Mandatory Tender 2/1/2024	16,000,000
29,500,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-3) TOBs, (Waste Management Holdings, Inc. GTD), 4.875%, Mandatory Tender 2/1/2024	29,500,000
		TOTAL	72,807,334
		TOTAL INVESTMENT IN SECURITIES—99.4% (AT AMORTIZED COST)[2]	4,116,883,191
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	23,252,663
		TOTAL NET ASSETS—100%	$4,140,135,854
Securities that are subject to the federal alternative minimum tax (AMT) represent 52.4% of the portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Shareholder Report
18

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of November 30, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Financing Authority
PCRB	—Pollution Control Revenue Bond
PLC	—Public Limited Company
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.018	0.023	0.001	0.001	0.012	0.013	0.011
Net realized gain (loss)	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
Total From Investment Operations	0.018	0.023	0.001	0.001	0.013	0.013	0.011
Less Distributions:
Distributions from net investment income	(0.018)	(0.023)	(0.001)	(0.001)	(0.013)	(0.013)	(0.011)
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.018)	(0.023)	(0.001)	(0.001)	(0.013)	(0.013)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.86%	2.34%	0.12%	0.13%	1.27%	1.27%	1.12%
Ratios to Average Net Assets:
Net expenses[5]	0.21%[6]	0.21%	0.19%	0.21%	0.21%	0.21%[6]	0.21%
Net investment income	3.69%[6]	2.38%	0.13%	0.12%	1.24%	1.52%[6]	1.10%
Expense waiver/ reimbursement[7]	0.09%[6]	0.09%	0.11%	0.09%	0.09%	0.09%[6]	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,414,638	$2,371,755	$1,772,201	$1,372,803	$1,510,434	$1,713,390	$1,163,568
Semi-Annual Shareholder Report
20

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares, Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately.
Semi-Annual Shareholder Report
21

Statement of Assets and Liabilities
November 30, 2023 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$4,116,883,191
Cash	433,147
Income receivable	22,509,476
Receivable for investments sold	11,576,115
Receivable for shares sold	13,797,064
Total Assets	4,165,198,993
Liabilities:
Payable for investments purchased	19,675,754
Payable for shares redeemed	3,989,275
Income distribution payable	1,024,650
Payable for investment adviser fee (Note 4)	13,146
Payable for administrative fee (Note 4)	8,757
Payable for distribution services fee (Note 4)	89,431
Payable for other service fees (Notes 2 and 4)	124,595
Accrued expenses (Note 4)	137,531
Total Liabilities	25,063,139
Net assets for 4,140,146,667 shares outstanding	$4,140,135,854
Net Assets Consist of:
Paid-in capital	$4,140,126,357
Total distributable earnings (loss)	9,497
Total Net Assets	$4,140,135,854
Semi-Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$17,646,598 ÷ 17,646,644 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$1,917,622 ÷ 1,917,627 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$3,414,637,755 ÷ 3,414,646,683 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$183,457,967 ÷ 183,458,447 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$56,047,289 ÷ 56,047,435 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$167,460,423 ÷ 167,460,861 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$298,968,200 ÷ 298,968,970 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Statement of Operations
Six Months Ended November 30, 2023 (unaudited)

Investment Income:
Interest	$68,235,613
Expenses:
Investment adviser fee (Note 4)	3,492,871
Administrative fee (Note 4)	1,361,163
Custodian fees	51,255
Transfer agent fees (Note 2)	167,861
Directors’/Trustees’ fees (Note 4)	7,594
Auditing fees	14,090
Legal fees	5,796
Portfolio accounting fees	125,688
Distribution services fee (Note 4)	680,164
Other service fees (Notes 2 and 4)	719,660
Share registration costs	127,439
Printing and postage	22,801
Miscellaneous (Note 4)	9,695
TOTAL EXPENSES	6,786,077
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	(1,505,029)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(134,737)
TOTAL WAIVERS AND REIMBURSEMENT	(1,639,766)
Net expenses	5,146,311
Net investment income	63,089,302
Net realized gain on investments	10,700
Change in net assets resulting from operations	$63,100,002
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2023	Year Ended 5/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,089,302	$64,701,315
Net realized gain (loss)	10,700	955
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,100,002	64,702,270
Distributions to Shareholders:
Automated Shares	(229,201)	(440,831)
Investment Shares	(33,185)	(68,482)
Wealth Shares	(51,038,974)	(50,565,796)
Service Shares	(3,627,839)	(4,594,001)
Cash II Shares	(865,761)	(1,087,067)
Cash Series Shares	(2,755,119)	(3,221,215)
Capital Shares	(4,542,525)	(4,793,228)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(63,092,604)	(64,770,620)
Share Transactions:
Proceeds from sale of shares	3,619,012,439	7,058,692,521
Net asset value of shares issued to shareholders in payment of distributions declared	58,455,324	59,807,000
Cost of shares redeemed	(2,624,929,670)	(7,243,912,415)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,052,538,093	(125,412,894)
Change in net assets	1,052,545,491	(125,481,244)
Net Assets:
Beginning of period	3,087,590,363	3,213,071,607
End of period	$4,140,135,854	$3,087,590,363
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Notes to Financial Statements
November 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
26

Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $1,639,766 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
27

Transfer Agent Fees
For the six months ended November 30, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$4,162	$—
Investment Shares	917	—
Wealth Shares	31,372	—
Service Shares	2,424	—
Cash II Shares	27,881	—
Cash Series Shares	98,218	(28,804)
Capital Shares	2,887	(2)
TOTAL	$167,861	$(28,806)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended November 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$15,035
Investment Shares	2,629
Service Shares	262,969
Cash II Shares	72,463
Cash Series Shares	240,036
Capital Shares	126,528
TOTAL	$719,660
For the six months ended November 30, 2023, the Fund’s Wealth Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Semi-Annual Shareholder Report
28

liabilities as income tax expense in the Statement of Operations. As of November 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Automated Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	17,029	$17,029	49,145	$49,145
Shares issued to shareholders in payment of distributions declared	227	227	439	439
Shares redeemed	(13,707)	(13,707)	(735,718)	(735,718)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	3,549	$3,549	(686,134)	$(686,134)
Semi-Annual Shareholder Report
29

	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Investment Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	11,421	$11,421	15,656	$15,656
Shares issued to shareholders in payment of distributions declared	33	33	68	68
Shares redeemed	(10,879)	(10,879)	(17,255)	(17,255)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	575	$575	(1,531)	$(1,531)
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	2,925,630	$2,925,630	5,433,953	$5,433,953
Shares issued to shareholders in payment of distributions declared	47,377	47,377	46,800	46,800
Shares redeemed	(1,930,129)	(1,930,129)	(4,881,158)	(4,881,158)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,042,878	$1,042,878	599,595	$599,595
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	231,154	$231,154	591,162	$591,162
Shares issued to shareholders in payment of distributions declared	2,761	2,761	3,547	3,547
Shares redeemed	(263,541)	(263,541)	(614,563)	(614,563)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(29,626)	$(29,626)	(19,854)	$(19,854)
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Cash II Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	18,748	$18,748	47,329	$47,329
Shares issued to shareholders in payment of distributions declared	858	858	1,076	1,076
Shares redeemed	(22,502)	(22,502)	(61,304)	(61,304)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(2,896)	$(2,896)	(12,899)	$(12,899)
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	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Cash Series Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	168,512	$168,512	484,712	$484,712
Shares issued to shareholders in payment of distributions declared	2,738	2,738	3,171	3,171
Shares redeemed	(200,620)	(200,620)	(528,628)	(528,628)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(29,370)	$(29,370)	(40,745)	$(40,745)
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Capital Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	246,518	$246,518	436,735	$436,735
Shares issued to shareholders in payment of distributions declared	4,461	4,461	4,706	4,706
Shares redeemed	(183,551)	(183,551)	(405,286)	(405,286)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	67,428	$67,428	36,155	$36,155
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,052,538	$1,052,538	(125,413)	$(125,413)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2023, the Adviser voluntarily waived $1,505,029 of its fee and voluntarily reimbursed $28,806 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$2,628	$(315)
Cash II Shares	101,449	—
Cash Series Shares	576,087	(105,616)
TOTAL	$680,164	$(105,931)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2023, FSC retained $93,635 of fees paid by the Fund.
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Other Service Fees
For the six months ended November 30, 2023, FSSC received $631 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $286,634,000 and $473,499,000, respectively. Net realized gain recognized on these transactions was $26,600.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2023, there were no outstanding loans. During the six months ended November 30, 2023, the program was not utilized.
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6. Credit Risk
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Expenses Paid During Period[1]
Actual	$1,000.00	$1,018.60	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	$1.06

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Municipal Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
Semi-Annual Shareholder Report
44

service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report
45

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report
46

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
47

Federated Hermes Municipal Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
34427 (1/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
November 30, 2023

Share Class | Ticker	Wealth | TBIXX	Advisor | TBVXX	Service | TBSXX

Federated Hermes Tax-Free Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2023 through November 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.5%
Commercial Paper	12.0%
Municipal Notes	9.8%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At November 30, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.4%
8-30 Days	3.3%
31-90 Days	18.4%
91-180 Days	3.6%
181 Days or more	5.6%
Other Assets and Liabilities—Net[2]	(0.3)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
November 30, 2023 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.3%
		Alabama— 4.2%
$ 38,225,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 3.700%, 12/1/2023	$ 38,225,000
36,065,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 3.700%, 12/1/2023	36,065,000
36,200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 3.500%, 12/1/2023	36,200,000
8,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 3.700%, 12/1/2023	8,100,000
29,405,000		Huntsville, AL Health Care Authority, (Series 2023-BAML5040) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/7/2023	29,405,000
31,000,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 3.700%, 12/1/2023	31,000,000
		TOTAL	178,995,000
		Alaska— 0.1%
6,050,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs, (Federal Home Loan Bank of Des Moines LIQ), 3.200%, 12/7/2023	6,050,000
		Arizona— 1.4%
3,025,000		Arizona State IDA (Marana Leased Housing Associates I, LLP), Tender Option Bond Trust Certificates (Series 2023-XF3174) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	3,025,000
15,000,000		Arizona State IDA (Skyline Education, Inc.), Tender Option Bond Trust Receipts (Series 2020-XF2862) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	15,000,000
18,690,000		Maricopa County, AZ, IDA (CG Lakewood Apartments, LLC), BAML (3A-7)(Series 2023-BAML6008) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	18,690,000
13,500,000		Maricopa County, AZ, IDA (ML Casa V LP), BAML (3A-7) (Series 2023-BAML6009) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	13,500,000
9,225,000		Maricopa County, AZ, IDA (Tramonto Apartments LLC), BAML(3A-7)(Series 2023-BAML6007) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	9,225,000
		TOTAL	59,440,000
		Arkansas— 0.5%
20,000,000		Springdale, AR Sales & Use Revenue, Tender Option Bond Trust Receipts (Series 2023-XF1559) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.420%, 12/1/2023	20,000,000
		California— 8.8%
52,755,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	52,755,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 4,260,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	$ 4,260,000
8,000,000		California HFA Multi-Family (San Regis LLC), BAML 3a-7 (Series 2023-BAML6002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.430%, 12/7/2023	8,000,000
3,610,000		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	3,610,000
20,000,000		California Municipal Finance Authority (Canoga Ave LP), BAML (3a-7) (Series 2023-BAML6004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.430%, 12/7/2023	20,000,000
13,500,000		California Municipal Finance Authority (Montague Parkway Associates LP), MIZUHO 3A-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.400%, 12/1/2023	13,500,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.800%, Mandatory Tender 2/13/2024	10,000,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.390%, Mandatory Tender 12/6/2023	11,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.600%, Mandatory Tender 12/13/2023	9,000,000
980,000		Federal Home Loan Mortgage Corp., PUTTERS (3A-7)(Series 3007DB) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.350%, 12/1/2023	980,000
27,890,000		Federal Home Loan Mortgage Corp., PUTTERs 3a-7 (Series 3005) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.350%, 12/1/2023	27,890,000
13,000,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), MIZUHO 3A-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.400%, 12/1/2023	13,000,000
9,545,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7005) Weekly VRDNs, (UBS AG LIQ), 3.800%, 12/5/2023	9,545,000
4,094,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7012) Weekly VRDNs, (UBS AG LOC), 3.800%, 12/4/2023	4,094,000
10,810,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7019) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.500%, 12/7/2023	10,810,000
2,900,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.500%, 12/1/2023	2,900,000
23,000,000		San Diego, CA Housing Authority (Scripps MRU Owner LP), BAML 3A-7(Series 2023-BAML6003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.430%, 12/7/2023	23,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 62,200,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.000%, 12/7/2023	$ 62,200,000
31,600,000		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	31,600,000
26,725,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	26,725,000
28,625,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (Series 2022-XF1394) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.420%, 12/7/2023	28,625,000
		TOTAL	373,494,000
		Connecticut— 0.2%
4,400,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.330%, 12/7/2023	4,400,000
3,150,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.460%, 12/7/2023	3,150,000
		TOTAL	7,550,000
		District of Columbia— 0.3%
11,880,000		District of Columbia HFA, BAML (3a-7) (Series 2023-BAML6012) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	11,880,000
		Florida— 8.4%
16,240,000		Alachua County, FL Health Facilities Authority (Shands Healthcare), (Series 2008A), CP, (Bank of America N.A. LOC), 3.800%, Mandatory Tender 12/11/2023	16,240,000
15,440,000		Broward County, FL HFA (Landings at Coconut Creek), BAML 3A-7 (Series 2023-BAML6006) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	15,440,000
3,715,000		Broward County, FL Tourist Development Tax Special Revenue, (Series 2023-XL0429) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.410%, 12/7/2023	3,715,000
5,980,000		Capital Trust Agency, FL (Milestones Community School, Inc.), Tender Option Bond Trust Receipts (2022-XF2965) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	5,980,000
4,230,000		Florida Development Finance Corp. (Navigator Academy of Leadership, Inc.), Tender Option Bond Trust Receipts (2021-XF2945) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	4,230,000
33,000,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series D-2) Weekly VRDNs, 3.200%, 12/7/2023	33,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$ 2,655,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.330%, 12/7/2023	$ 2,655,000
30,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 3.950%, Mandatory Tender 2/5/2024	30,960,000
25,000,000		JEA, FL Electric System, (Series 2008C-3), CP, (Royal Bank of Canada LIQ), 3.750%, Mandatory Tender 12/7/2023	25,000,000
11,975,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.220%, 12/7/2023	11,975,000
21,525,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.220%, 12/7/2023	21,525,000
14,500,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 3.400%, 12/7/2023	14,500,000
14,557,964		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	14,557,964
1,245,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	1,245,000
24,875,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), MIZUHO 3A-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	24,875,000
52,440,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), GOLDEN BLUE 3A-7(Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	52,440,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 3.600% (SIFMA 7-day +0.300%), 12/7/2023	16,500,000
51,160,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 3.650%, 12/1/2023	51,160,000
6,440,000		Tolomato Community Development District, FL, Tender Option Bond Trust Certificates (Series 2022-XL0297) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.420%, 12/7/2023	6,440,000
7,500,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.420%, 12/6/2023	7,500,000
		TOTAL	359,937,964
		Georgia— 3.3%
46,300,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (Truist Bank LIQ), 3.450%, 12/7/2023	46,300,000
21,875,000		Fulton County, GA Development Authority (Heritage Station Family LLC), Tender Option Bond Trust Receipts (2022-XF2984) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.670%, 12/7/2023	21,875,000
21,700,000		Fulton County, GA Development Authority (Sheperd Center, Inc.), (Series 2009) Weekly VRDNs, (Truist Bank LOC), 3.350%, 12/6/2023	21,700,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— continued
$ 14,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), Pollution Control Revenue Bonds (First Series 2002) Weekly VRDNs, 3.650%, 12/6/2023	$ 14,000,000
13,680,000		Municipal Electric Authority of Georgia, (Series 2022-XG0417) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.410%, 12/7/2023	13,680,000
21,825,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Receipts (Series 2023-XG0462) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.420%, 12/1/2023	21,825,000
		TOTAL	139,380,000
		Idaho— 0.2%
8,000,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 3.250%, Mandatory Tender 2/1/2024	8,000,000
		Illinois— 4.7%
5,685,000		Aurora, IL Economic Development Revenue (Aurora University), (Series 2019) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.310%, 12/7/2023	5,685,000
600,000		Chicago, IL Multi-Family Housing Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.800%, 12/7/2023	600,000
10,200,000		Chicago, IL Park District, Tender Option Bond Trust Certificate(Series 2015-XF2111) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 3.400%, 12/7/2023	10,200,000
6,135,000		Chicago, IL Transit Authority, Tender Option Bond Trust Certificate(Series 2022-XL0425) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.420%, 12/7/2023	6,135,000
25,790,000		Chicago, IL Transit Authority, Tender Option Bond Trust Receipts (2015-XF0232) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 3.420%, 12/7/2023	25,790,000
4,605,000		Chicago, IL Wastewater Transmission, Tender Option Bond Trust Certificates (2023-ZL0476) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.420%, 12/7/2023	4,605,000
7,500,000		Chicago, IL Water Revenue, (Series 2023-XM1112) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.380%, 12/7/2023	7,500,000
6,765,000		Chicago, IL Water Revenue, Tender Option Bond Trust Receipts (2023-XM1118) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.500%, 12/1/2023	6,765,000
68,750,000		Illinois Finance Authority (Carle Foundation), BAML 3A-7 (Series 2023-BAML5045) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.380%, 12/7/2023	68,750,000
9,750,000		Illinois Finance Authority (UChicago Medicine), (Series 2009D-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.200%, 12/1/2023	9,750,000
8,780,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.380%, 12/7/2023	8,780,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Illinois— continued
$ 41,250,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 3.380%, 12/7/2023	$ 41,250,000
6,900,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2022-XL0294) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 3.400%, 12/7/2023	6,900,000
		TOTAL	202,710,000
		Indiana— 0.3%
12,140,000		Indiana State Finance Authority Environmental (Ispat Inland, Inc.), (Series 2005) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 3.550%, 12/6/2023	12,140,000
		Kentucky— 0.4%
16,435,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.740%, 12/1/2023	16,435,000
		Louisiana— 5.6%
910,000		Louisiana Local Government Environmental Facilities Community Development Authority (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.700%, 12/6/2023	910,000
21,550,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2004) Weekly VRDNs, 3.400%, 12/6/2023	21,550,000
39,100,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2010) Weekly VRDNs, 3.150%, 12/6/2023	39,100,000
40,000,000		Louisiana Public Facilities Authority (Louisiana Children’s Medical Center), (Series 2023-BAML5041) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/1/2023	40,000,000
5,387,692		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community, LP), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	5,387,692
40,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.660%, 12/6/2023	40,000,000
93,255,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.500%, 12/6/2023	93,255,000
		TOTAL	240,202,692
		Maryland— 3.4%
3,960,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 1/2/2024	3,960,000
4,190,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	4,190,000
27,000,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.670%, 12/7/2023	27,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Maryland— continued
$ 10,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs, (TD Bank, N.A. LOC), 3.370%, 12/6/2023	$ 10,800,000
3,800,000		Maryland State Stadium Authority (Baltimore City Public School Construction Financing Fund), RBC Muni Products (Series 2023 G-122) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.330%, 12/7/2023	3,800,000
52,410,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 3.810%, Mandatory Tender 12/1/2023	52,410,000
45,000,000		Montgomery County, MD, (2010 Series B), CP, 3.750%, Mandatory Tender 12/21/2023	45,000,000
		TOTAL	147,160,000
		Massachusetts— 0.3%
13,200,000		Massachusetts Development Finance Agency (Residences at Fifty West Broadway LLC), BAML 3A-7 (Series 2023-BAML6005) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	13,200,000
		Michigan— 2.0%
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2650) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program COL), 3.400%, 12/7/2023	4,000,000
23,400,000		Michigan State Building Authority, (Series I) VRENs, 3.410%, 12/1/2023	23,400,000
21,200,000		Michigan State Building Authority, (Series III) VRENs, 3.410%, 12/1/2023	21,200,000
31,060,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 3.810%, Mandatory Tender 12/1/2023	31,060,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Receipts(Series 2018-XF2651) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program GTD), 3.400%, 12/7/2023	4,000,000
		TOTAL	83,660,000
		Minnesota— 1.0%
3,900,000		Bloomington, MN (Bristol Village Apartments), BAML 3A-7 (Series 2023-BAML6016) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.420%, 12/7/2023	3,900,000
24,627,273		Dakota County, MN Community Development Agency, (Series 2022-XF3050) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	24,627,273
15,000,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series 2014), CP, 3.800%, Mandatory Tender 1/9/2024	15,000,000
		TOTAL	43,527,273
		Mississippi— 1.2%
9,500,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (1st Series 2019) Weekly VRDNs, 3.400%, 12/6/2023	9,500,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Mississippi— continued
$ 2,280,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 3.450%, 12/7/2023	$ 2,280,000
8,565,000		Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Healthcare), BAML 3A-7 (Series 2023-BAML5026) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/1/2023	8,565,000
30,600,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.360%, 12/7/2023	30,600,000
		TOTAL	50,945,000
		Missouri— 0.8%
7,000,000		Kansas City, MO IDA (Paige Point Townhomes), MIZUHO 3A-7 (Series 2023-MIZ9154) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	7,000,000
959,002		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	959,002
3,306,621		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	3,306,621
2,220,000		Missouri State Health and Educational Facilities Authority Health Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Mandatory Tender 12/1/2023	2,220,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.350%, 12/7/2023	10,000,000
10,000,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3A-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	10,000,000
		TOTAL	33,485,623
		Multi-State— 9.9%
116,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale, Paris LIQ), 3.360%, 12/7/2023	116,000,000
79,200,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series C) Weekly VRDPs, (Societe Generale, Paris LIQ), 3.360%, 12/7/2023	79,200,000
88,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.360%, 12/7/2023	88,400,000
25,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 3.350%, 12/7/2023	25,000,000
11,546,000		PIMCO Municipal Income Fund, UBS ARPS TOB Trust(Series UA-7010) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	11,546,000
12,650,000		PIMCO Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7013) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.850%, 12/6/2023	12,650,000
25,850,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7001) Weekly VRDNs, (UBS AG LIQ), 3.550%, 12/7/2023	25,850,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Multi-State— continued
$ 23,000,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7004) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	$ 23,000,000
18,400,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7020) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.850%, 12/4/2023	18,400,000
8,050,000		PIMCO Municipal Income Fund III, UBS ARPS TOB Trust(Series UA-7006) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	8,050,000
12,420,000		PIMCO Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7016) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.550%, 12/7/2023	12,420,000
		TOTAL	420,516,000
		Nebraska— 0.5%
21,600,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 3.330%, 12/7/2023	21,600,000
		New Jersey— 3.7%
6,945,000		Bloomfield Township, NJ BANs, 4.500%, 3/20/2024	6,951,130
7,360,000		Bogota, NJ BANs, 4.000%, 4/12/2024	7,370,838
11,805,000		Clark Township, NJ BANs, 4.250%, 8/16/2024	11,841,187
2,285,714		Colts Neck Township, NJ BANs, 4.250%, 3/15/2024	2,288,581
6,692,000		Essex Fells, NJ BANs, 4.750%, 6/6/2024	6,717,070
3,614,000		Fairfield Township, NJ BANs, 4.500%, 6/11/2024	3,623,249
8,741,304		Fanwood, NJ BANs, 4.250%, 3/1/2024	8,750,826
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.420%, 12/7/2023	20,940,000
1,619,617		Harding Township, NJ BANs, 4.500%, 8/16/2024	1,625,122
4,840,000		Hightstown Borough, NJ BANs, 4.250%, 6/27/2024	4,848,602
4,242,000		Ho-Ho-Kus, NJ BANs, 4.250%, 5/3/2024	4,251,279
4,000,000		Holmdel Township, NJ BANs, 4.500%, 9/23/2024	4,013,381
3,347,676		Mountain Lakes, NJ BANs, 4.500%, 10/11/2024	3,357,354
4,000,000		New Jersey Turnpike Authority, RBC Muni Products (Series G-119) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.480%, Optional Tender 1/2/2024	4,000,000
7,040,100		North Plainfield, NJ BANs, 4.750%, 11/27/2024	7,090,931
7,149,000		Norwood, NJ BANs, 4.500%, 7/12/2024	7,172,998
3,200,000		Pequannock Township, NJ BANs, 4.500%, 4/4/2024	3,206,358
3,677,877		Ridgefield, NJ BANs, 4.500%, 7/16/2024	3,684,572
3,113,000		Riverside Township, NJ BANs, 4.250%, 5/10/2024	3,117,788
3,973,835		Runnemede, NJ BANs, 4.500%, 6/20/2024	3,986,481
9,900,000		Scotch Plains Township, NJ BANs, 4.000%, 1/19/2024	9,907,737
5,131,000		Summit, NJ BANs, 4.750%, 7/18/2024	5,146,635
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 9,500,000		Upper Saddle River, NJ BANs, 4.250%, 3/22/2024	$ 9,517,082
8,324,000		Upper Saddle River, NJ BANs, 4.250%, 3/22/2024	8,333,323
5,476,000		Vernon Township, NJ BANs, 4.250%, 8/23/2024	5,484,977
		TOTAL	157,227,501
		New Mexico— 0.1%
6,465,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	6,465,000
		New York— 6.2%
2,750,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.460%, 12/7/2023	2,750,000
4,560,000		Dundee, NY Central School District BANs, 4.500%, 6/21/2024	4,575,825
7,610,000		Forestville, NY Central School District BANs, 4.500%, 7/10/2024	7,637,077
8,340,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2022-XX1236) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.420%, 12/7/2023	8,340,000
6,705,000		Monroe Village, NY BANs, 4.500%, 11/20/2024	6,739,989
14,000,000		New Hartford, NY Central School District BANs, 4.500%, 6/28/2024	14,047,121
3,445,000		New Windsor, NY BANs, 4.500%, 6/28/2024	3,458,121
10,000,000		New York City, NY Transitional Finance Authority, (Series 2023-MS0019) TOBs, (Morgan Stanley Bank, N.A. LIQ), 3.450%, Mandatory Tender 1/25/2024	10,000,000
4,500,000		New York City, NY Transitional Finance Authority, Fiscal 2003 (Series A-4) Daily VRDNs, (TD Bank, N.A. LIQ), 3.200%, 12/1/2023	4,500,000
6,275,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 3.200%, 12/1/2023	6,275,000
3,220,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 3.320%, 12/7/2023	3,220,000
3,000,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XL0272) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.420%, 12/7/2023	3,000,000
83,795,000		New York State HFA (42nd and 10th Street Associates LLC), 3A-7 HIGH GRADE TRUST (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	83,795,000
5,850,000		New York State Thruway Authority, Tender Option Bond Certificates (Series 2022-XL0312) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.450%, 12/7/2023	5,850,000
15,000,000		New York State Urban Development Corp. (New York State), MS 3A-7(Series 2023-MS0021) TOBs, (Morgan Stanley Bank, N.A. LIQ), 3.450%, Optional Tender 2/1/2024	15,000,000
40,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.350%, 12/7/2023	40,900,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 2,028,000		PIMCO New York Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7008) Weekly VRDNs, (UBS AG LOC), 3.800%, 12/4/2023	$ 2,028,000
8,050,000		PIMCO New York Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7007) Weekly VRDNs, (UBS AG LIQ), 3.800%, 12/5/2023	8,050,000
7,337,000		PIMCO New York Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7018) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.500%, 12/7/2023	7,337,000
20,000,000		Troy, NY Enlarged CSD BANs, 5.000%, 6/7/2024	20,114,329
5,171,000		Webutuck (Northeast), NY Central School District BANs, 4.750%, 6/21/2024	5,197,243
		TOTAL	262,814,705
		North Carolina— 0.8%
21,905,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 3.200%, 12/1/2023	21,905,000
13,020,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.200%, 12/1/2023	13,020,000
		TOTAL	34,925,000
		Ohio— 6.1%
41,705,000		Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), (Series 2008B) Weekly VRDNs, 3.100%, 12/7/2023	41,705,000
10,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 4.300%, Mandatory Tender 2/1/2024	10,000,000
33,180,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.380%, 12/7/2023	33,180,000
17,473,000		Huber Heights, OH BANs, 4.875%, 11/7/2024	17,563,053
4,450,000		Lorain County, OH BANs, 4.125%, 5/2/2024	4,458,148
2,000,000		Lucas County, OH BANs, 4.375%, 10/11/2024	2,006,196
15,965,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	15,965,000
6,500,000		Montgomery, OH BANs, 4.500%, 6/12/2024	6,519,865
7,155,000		Newark, OH BANs, 4.625%, 9/21/2024	7,186,834
2,090,000		Newark, OH, (Series A) BANs, 4.500%, 3/22/2024	2,093,383
3,400,000		North Olmsted, OH BANs, 4.750%, 6/26/2024	3,415,791
3,895,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 3.200%, 12/1/2023	3,895,000
5,150,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 3.650%, Mandatory Tender 12/1/2023	5,150,000
40,550,000		Ohio State Hospital Revenue (Cleveland Clinic), BAML (3A-7) (Series 2023-BAML5044) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/1/2023	40,550,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Ohio— continued
$ 4,285,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc. Obligated Group), (Series C-18) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.340%, 12/7/2023	$ 4,285,000
31,395,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	31,395,000
12,000,000		Ohio State University, (Series 2023 D-2) Weekly VRDNs, 3.200%, 12/6/2023	12,000,000
15,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.600%, Mandatory Tender 12/5/2023	15,000,000
4,800,000		Strongsville, OH BANs, 4.500%, 6/7/2024	4,819,111
		TOTAL	261,187,381
		Oregon— 0.6%
10,000,000		Oregon State Department of Transportation, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 3.840%, Mandatory Tender 1/10/2024	10,000,000
15,000,000		Oregon State Department of Transportation, (Series A-2), CP, (Bank of Montreal LOC), 3.700%, Mandatory Tender 1/3/2024	15,000,000
		TOTAL	25,000,000
		Pennsylvania— 1.9%
6,400,000		Allegheny County, PA Hospital Development Authority (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.440%, 12/7/2023	6,400,000
1,890,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.400%, 12/7/2023	1,890,000
11,995,000		Pennsylvania State Higher Education Facilities Authority (Foundation for Indiana University of Pennsylvania), RBC Muni Products (E-75) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 1/2/2024	11,995,000
12,605,000		Pennsylvania State Turnpike Commission, (Series 2022-ZL0364) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 12/7/2023	12,605,000
10,000,000		Pennsylvania State Turnpike Commission, (Series B of 2023) Weekly VRDNs, (TD Bank, N.A. LOC), 3.250%, 12/7/2023	10,000,000
14,000,000		Pennsylvania State Turnpike Commission, (Series of 2020) Weekly VRDNs, (TD Bank, N.A. LOC), 3.250%, 12/7/2023	14,000,000
601,428		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.700%, 12/7/2023	601,428
9,505,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 3.260%, 12/7/2023	9,505,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$ 14,000,000
State Public School Building Authority, PA (Philadelphia, PA School
District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly
VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley
Bank, N.A. LIQ), 3.380%, 12/7/2023
			$ 14,000,000
		TOTAL	80,996,428
		South Carolina— 0.4%
2,000,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	2,000,000
9,000,000		South Carolina State Public Service Authority, Tender Option Bond Trust Certificates (Series 2022-XL0313) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.420%, 12/7/2023	9,000,000
6,670,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.330%, 12/7/2023	6,670,000
		TOTAL	17,670,000
		Tennessee— 7.8%
14,190,000		Blount County, TN Public Building Authority (Knox County, TN), (Series C-3-A) Weekly VRDNs, (Truist Bank LIQ), 3.360%, 12/7/2023	14,190,000
12,600,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 3.360%, 12/6/2023	12,600,000
34,000,000		Johnson City, TN Health & Education Facilities Board (Ballad Health), (Series 2022B) Weekly VRDNs, (Truist Bank LOC), 3.340%, 12/7/2023	34,000,000
3,000,000		Memphis, TN Health, Educational and Housing Facility Board (Memphis Towers Apartments Project), (Series 2020) TOBs, (United States Treasury GTD), 3.400%, Mandatory Tender 12/1/2023	3,000,000
50,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.620%, Mandatory Tender 12/18/2023	50,000,000
34,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.900%, Mandatory Tender 1/11/2024	34,000,000
2,150,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.740%, 12/1/2023	2,150,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 4.050%, Mandatory Tender 1/16/2024	25,000,000
28,600,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 4.000%, Mandatory Tender 1/3/2024	28,600,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2021 B-1), CP, 3.680%, Mandatory Tender 12/28/2023	10,000,000
20,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2021 B-1), CP, 3.900%, Mandatory Tender 2/14/2024	20,000,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Tennessee— continued
$ 14,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2021 B-1), CP, 3.950%, Mandatory Tender 1/23/2024	$ 14,000,000
7,000,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.360%, 12/7/2023	7,000,000
11,745,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.350%, 12/1/2023	11,745,000
31,500,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.350%, 12/1/2023	31,500,000
36,615,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), BAML 3A-7(Series 2023-BAML5024) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/1/2023	36,615,000
		TOTAL	334,400,000
		Texas— 11.5%
5,680,000		Brazos County, TX Housing Finance Corp (Bryan Leased Housing Associates), Tender Option Bond Trust Certificates (Series 2023-XF3129) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	5,680,000
4,500,000		Capital Area Housing Finance Corp., TX (Madison at Dell Ranch Apartments), BAML 3A-7(Series 2023-BAML6015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.420%, 12/7/2023	4,500,000
7,205,000		Capital Area Housing Finance Corp., TX (MLVI Martha’s Vineyard Apartments, LLC), (Series 2023-BAML6013) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.430%, 12/7/2023	7,205,000
3,060,000		El Paso, TX Housing Finance Corp., Mizuho 3A-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	3,060,000
3,800,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 3/1/2024	3,800,000
10,000,000		Garland, TX Water & Sewer System, (Series 2015), CP, (Sumitomo Mitsui Banking Corp. LOC), 3.949%, Mandatory Tender 1/22/2024	10,000,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 3.200%, Mandatory Tender 12/1/2023	30,000,000
39,700,000		Houston, TX Combined Utility System, (First LienRevenue Bonds, Series 2012A) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.400%, 12/7/2023	39,700,000
16,855,000		Houston, TX Combined Utility System, (Series 2018 C) Weekly VRDNs, (Barclays Bank PLC LOC), 3.390%, 12/7/2023	16,855,000
10,000,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 3.850%, Mandatory Tender 12/18/2023	10,000,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 8,180,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 3.900%, Mandatory Tender 1/17/2024	$ 8,180,000
10,000,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 3.900%, Mandatory Tender 1/17/2024	10,000,000
4,900,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 3.900%, Mandatory Tender 1/18/2024	4,900,000
4,615,000		North Fort Bend, TX Water Authority, Tender Option Bond Trust Certificates (Series 2022-XL0422) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.410%, 12/7/2023	4,615,000
3,650,000		Northeast TX Housing Finance Corp, Mizuho 3A-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	3,650,000
25,000,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2010A) Weekly VRDNs, (TotalEnergies SE GTD), 3.200%, 12/6/2023	25,000,000
44,700,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2012) Weekly VRDNs, (TotalEnergies SE GTD), 3.200%, 12/6/2023	44,700,000
7,600,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2012B) Weekly VRDNs, (TotalEnergies SE GTD), 3.570%, 12/6/2023	7,600,000
11,700,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Daily VRDNs, 3.700%, 12/1/2023	11,700,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2010) Weekly VRDNs, (TotalEnergies SE GTD), 3.200%, 12/6/2023	25,000,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (TotalEnergies SE GTD), 3.570%, 12/6/2023	41,000,000
20,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.700%, Mandatory Tender 1/26/2024	20,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 4.050%, Mandatory Tender 3/27/2024	30,000,000
8,750,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 3.200%, 12/1/2023	8,750,000
15,570,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), (Series 2008A) Daily VRDNs, (TD Bank, N.A. LOC), 3.200%, 12/1/2023	15,570,000
56,000,000		Texas State, Veterans Bonds (Series 2020) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.250%, 12/6/2023	56,000,000
10,390,000		Texas State, Veterans Bonds (Series 2021) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.350%, 12/6/2023	10,390,000
20,000,000		Texas State, Veterans Bonds (Series 2022) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.350%, 12/6/2023	20,000,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 11,750,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), MIZUHO 3A-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.000%, 12/7/2023	$ 11,750,000
		TOTAL	489,605,000
		Virginia— 1.1%
5,500,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.200%, 12/1/2023	5,500,000
1,155,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.760%, 12/1/2023	1,155,000
25,000,000		Harrisonburg, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2023) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.300%, 12/6/2023	25,000,000
655,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 3.360%, 12/7/2023	655,000
5,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-19) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.340%, 12/7/2023	5,000,000
6,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-20) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.340%, 12/7/2023	6,000,000
2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 3.620%, 12/7/2023	2,000,000
		TOTAL	45,310,000
		Washington— 0.1%
3,000,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 5/1/2024	3,000,000
		West Virginia— 0.8%
5,815,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.360%, 12/7/2023	5,815,000
29,280,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.570%, 12/6/2023	29,280,000
		TOTAL	35,095,000
		Wisconsin— 1.7%
1,800,000		Pardeeville, WI Area School District TRANs, 5.000%, 8/30/2024	1,806,454
16,430,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	16,430,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Wisconsin— continued
$ 31,305,000		Public Finance Authority, WI (Bradford Preparatory School), (Series 2022-XF2997) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	$ 31,305,000
9,265,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	9,265,000
1,010,000		Richland County, WI BANs, 5.500%, 3/1/2024	1,012,493
3,450,000		Wilmot, WI Union High School District TRANs, 4.500%, 10/9/2024	3,462,593
9,250,000		Wood County, WI BANs, 4.500%, 3/14/2024	9,259,779
		TOTAL	72,541,319
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,276,545,886)	4,276,545,886
		MUNICIPAL BONDS— 0.0%
		Ohio— 0.0%
1,025,000		Lorain County, OH, (Series B) BANs, 5.000%, 12/7/2024 (IDENTIFIED COST $1,033,856)	1,033,856
		TOTAL INVESTMENT IN SECURITIES—100.3% (AT AMORTIZED COST)[2]	4,277,579,742
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(14,545,004)
		TOTAL NET ASSETS—100%	$4,263,034,738
At November 30, 2023, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
18

In valuing the Fund’s assets as of November 30, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PLC	—Public Limited Company
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.017	0.021	0.001	0.001	0.012	0.012	0.010
Net realized gain (loss)	0.000	(0.000)[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.017	0.021	0.001	0.001	0.012	0.012	0.010
Less Distributions:
Distributions from net investment income	(0.017)	(0.021)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.017)	(0.021)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.74%	2.13%	0.09%	0.06%	1.19%	1.22%	1.03%
Ratios to Average Net Assets:
Net expenses[5]	0.21%[6]	0.21%	0.15%	0.21%	0.21%	0.21%[6]	0.21%
Net investment income	3.47%[6]	2.13%	0.08%	0.06%	1.14%	1.46%[6]	1.03%
Expense waiver/ reimbursement[7]	0.08%[6]	0.09%	0.15%	0.09%	0.08%	0.09%[6]	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,688,975	$2,681,890	$2,374,257	$2,415,796	$4,131,257	$3,403,098	$3,054,475

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1,2]
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[3]	0.017	0.021	0.001	0.001	0.012	0.006
Net realized gain (loss)	0.000	(0.000)[4]	0.000[4]	0.000[4]	0.000[4]	(0.000)[4]
Total From Investment Operations	0.017	0.021	0.001	0.001	0.012	0.006
Less Distributions:
Distributions from net investment income	(0.017)	(0.021)	(0.001)	(0.001)	(0.012)	(0.006)
Distributions from net realized gain	—	(0.000)[4]	(0.000)[4]	(0.000)[4]	(0.000)[4]	—
Total Distributions	(0.017)	(0.021)	(0.001)	(0.001)	(0.012)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	1.74%	2.13%	0.09%	0.06%	1.19%	0.55%
Ratios to Average Net Assets:
Net expenses[6]	0.21%[7]	0.21%	0.16%	0.21%	0.21%	0.22%[7]
Net investment income	3.46%[7]	2.56%	0.12%	0.07%	1.06%	1.61%[7]
Expense waiver/reimbursement[8]	0.08%[7]	0.09%	0.14%	0.09%	0.09%	0.09%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$326,160	$295,962	$41,546	$18,161	$42,186	$5,368

1
Reflects operations for the period from January 18, 2019 (commencement of operations) to
May 31, 2019. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	The Fund changed its fiscal year end from July 31 to May 31.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.016	0.019	0.000[3]	0.000[3]	0.009	0.010	0.008
Net realized gain (loss)	0.000	(0.000)[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.016	0.019	0.000[3]	0.000[3]	0.009	0.010	0.008
Less Distributions:
Distributions from net investment income	(0.016)	(0.019)	(0.000)[3]	(0.000)[3]	(0.009)	(0.010)	(0.008)
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)	(0.000)	(0.000)
Total Distributions	(0.016)	(0.019)	(0.000)[3]	(0.000)[3]	(0.009)	(0.010)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.62%	1.88%	0.04%	0.01%	0.93%	1.01%	0.78%
Ratios to Average Net Assets:
Net expenses[5]	0.46%[6]	0.46%	0.20%	0.26%	0.46%	0.46%[6]	0.46%
Net investment income	3.21%[6]	1.88%	0.03%	0.01%	0.90%	1.20%[6]	0.75%
Expense waiver/reimbursement[7]	0.08%[6]	0.09%	0.35%	0.29%	0.08%	0.09%[6]	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$247,900	$183,977	$161,073	$226,166	$217,345	$213,406	$297,390

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Assets and Liabilities
November 30, 2023 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$4,277,579,742
Cash	10,501,109
Income receivable	24,350,619
Receivable for investments sold	10,157,753
Receivable for shares sold	10,062,347
Total Assets	4,332,651,570
Liabilities:
Payable for investments purchased	58,829,771
Payable for shares redeemed	8,444,353
Income distribution payable	2,211,324
Capital gain distribution payable	20,989
Payable for investment adviser fee (Note 4)	13,745
Payable for administrative fee (Note 4)	9,038
Payable for other service fees (Notes 2 and 4)	6,607
Accrued expenses (Note 4)	81,005
Total Liabilities	69,616,832
Net assets for 4,263,068,278 shares outstanding	$4,263,034,738
Net Assets Consist of:
Paid-in capital	$4,263,048,794
Total distributable earnings (loss)	(14,056)
Total Net Assets	$4,263,034,738
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$3,688,975,195 ÷ 3,689,004,220 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$326,159,755 ÷ 326,162,320 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$247,899,788 ÷ 247,901,738 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Statement of Operations
Six Months Ended November 30, 2023 (unaudited)

Investment Income:
Interest	$65,762,257
Expenses:
Investment adviser fee (Note 4)	3,570,115
Administrative fee (Note 4)	1,391,297
Custodian fees	51,981
Transfer agent fees	15,740
Directors’/Trustees’ fees (Note 4)	7,922
Auditing fees	14,094
Legal fees	5,413
Portfolio accounting fees	105,873
Other service fees (Notes 2 and 4)	255,695
Share registration costs	132,266
Printing and postage	16,513
Miscellaneous (Note 4)	31,819
TOTAL EXPENSES	5,598,728
Waiver of investment adviser fee (Note 4)	(1,506,945)
Net expenses	4,091,783
Net investment income	61,670,474
Net realized gain on investments	43,702
Change in net assets resulting from operations	$61,714,176
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2023	Year Ended 5/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,670,474	$64,938,999
Net realized gain (loss)	43,702	(25,652)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	61,714,176	64,913,347
Distributions to Shareholders:
Wealth Shares	(53,246,524)	(57,547,576)
Advisor Shares	(5,139,359)	(4,331,480)
Service Shares	(3,287,696)	(3,104,586)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(61,673,579)	(64,983,642)
Share Transactions:
Proceeds from sale of shares	3,686,723,330	6,991,142,949
Net asset value of shares issued to shareholders in payment of distributions declared	48,635,699	46,173,858
Cost of shares redeemed	(2,634,194,852)	(6,452,292,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,101,164,177	585,024,603
Change in net assets	1,101,204,774	584,954,308
Net Assets:
Beginning of period	3,161,829,964	2,576,875,656
End of period	$4,263,034,738	$3,161,829,964
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
November 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
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The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,506,945 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended November 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$255,695
For the six months ended November 30, 2023, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	3,216,562	$3,216,562	5,645,313	$5,645,313
Shares issued to shareholders in payment of distributions declared	40,592	40,592	39,791	39,791
Shares redeemed	(2,250,103)	(2,250,103)	(5,377,412)	(5,377,412)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,007,051	$1,007,051	307,692	$307,692
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Advisor Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	263,507	$263,507	997,358	$997,358
Shares issued to shareholders in payment of distributions declared	5,139	5,139	4,331	4,331
Shares redeemed	(238,453)	(238,453)	(747,265)	(747,265)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	30,193	$30,193	254,424	$254,424
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	206,654	$206,654	348,472	$348,472
Shares issued to shareholders in payment of distributions declared	2,904	2,904	2,052	2,052
Shares redeemed	(145,638)	(145,638)	(327,615)	(327,615)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	63,920	$63,920	22,909	$22,909
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,101,164	$1,101,164	585,025	$585,025
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2023, the Adviser voluntarily waived $1,506,945 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended November 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended November 30, 2023, FSSC received $2,761 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $752,800,000 and $788,585,000 respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
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Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2023, there were no outstanding loans. During the six months ended November 30, 2023, the program was not utilized.
6. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,017.40	$1.06
Advisor Shares	$1,000	$1,017.40	$1.06
Service Shares	$1,000	$1,016.20	$2.32
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.95	$1.06
Advisor Shares	$1,000	$1,023.95	$1.06
Service Shares	$1,000	$1,022.70	$2.33

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Advisor Shares	0.21%
Service Shares	0.46%
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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
Semi-Annual Shareholder Report
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Tax-Free Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450202 (1/24)
© 2024 Federated Hermes, Inc.

Semi-Annual Shareholder Report
November 30, 2023

Share Class | Ticker	Wealth | TBIXX

Federated Hermes Tax-Free Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2023 through November 30, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.5%
Commercial Paper	12.0%
Municipal Notes	9.8%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At November 30, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.4%
8-30 Days	3.3%
31-90 Days	18.4%
91-180 Days	3.6%
181 Days or more	5.6%
Other Assets and Liabilities—Net[2]	(0.3)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
November 30, 2023 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— 100.3%
		Alabama— 4.2%
$ 38,225,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 3.700%, 12/1/2023	$ 38,225,000
36,065,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 3.700%, 12/1/2023	36,065,000
36,200,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 3.500%, 12/1/2023	36,200,000
8,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 3.700%, 12/1/2023	8,100,000
29,405,000		Huntsville, AL Health Care Authority, (Series 2023-BAML5040) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/7/2023	29,405,000
31,000,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 3.700%, 12/1/2023	31,000,000
		TOTAL	178,995,000
		Alaska— 0.1%
6,050,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs, (Federal Home Loan Bank of Des Moines LIQ), 3.200%, 12/7/2023	6,050,000
		Arizona— 1.4%
3,025,000		Arizona State IDA (Marana Leased Housing Associates I, LLP), Tender Option Bond Trust Certificates (Series 2023-XF3174) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	3,025,000
15,000,000		Arizona State IDA (Skyline Education, Inc.), Tender Option Bond Trust Receipts (Series 2020-XF2862) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	15,000,000
18,690,000		Maricopa County, AZ, IDA (CG Lakewood Apartments, LLC), BAML (3A-7)(Series 2023-BAML6008) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	18,690,000
13,500,000		Maricopa County, AZ, IDA (ML Casa V LP), BAML (3A-7) (Series 2023-BAML6009) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	13,500,000
9,225,000		Maricopa County, AZ, IDA (Tramonto Apartments LLC), BAML(3A-7)(Series 2023-BAML6007) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	9,225,000
		TOTAL	59,440,000
		Arkansas— 0.5%
20,000,000		Springdale, AR Sales & Use Revenue, Tender Option Bond Trust Receipts (Series 2023-XF1559) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.420%, 12/1/2023	20,000,000
		California— 8.8%
52,755,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	52,755,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 4,260,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	$ 4,260,000
8,000,000		California HFA Multi-Family (San Regis LLC), BAML 3a-7 (Series 2023-BAML6002) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.430%, 12/7/2023	8,000,000
3,610,000		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	3,610,000
20,000,000		California Municipal Finance Authority (Canoga Ave LP), BAML (3a-7) (Series 2023-BAML6004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.430%, 12/7/2023	20,000,000
13,500,000		California Municipal Finance Authority (Montague Parkway Associates LP), MIZUHO 3A-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.400%, 12/1/2023	13,500,000
10,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 3.800%, Mandatory Tender 2/13/2024	10,000,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.390%, Mandatory Tender 12/6/2023	11,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.600%, Mandatory Tender 12/13/2023	9,000,000
980,000		Federal Home Loan Mortgage Corp., PUTTERS (3A-7)(Series 3007DB) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.350%, 12/1/2023	980,000
27,890,000		Federal Home Loan Mortgage Corp., PUTTERs 3a-7 (Series 3005) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 3.350%, 12/1/2023	27,890,000
13,000,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), MIZUHO 3A-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 3.400%, 12/1/2023	13,000,000
9,545,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7005) Weekly VRDNs, (UBS AG LIQ), 3.800%, 12/5/2023	9,545,000
4,094,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7012) Weekly VRDNs, (UBS AG LOC), 3.800%, 12/4/2023	4,094,000
10,810,000		Pimco California Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7019) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.500%, 12/7/2023	10,810,000
2,900,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.500%, 12/1/2023	2,900,000
23,000,000		San Diego, CA Housing Authority (Scripps MRU Owner LP), BAML 3A-7(Series 2023-BAML6003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.430%, 12/7/2023	23,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		California— continued
$ 62,200,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.000%, 12/7/2023	$ 62,200,000
31,600,000		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	31,600,000
26,725,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	26,725,000
28,625,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (Series 2022-XF1394) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.420%, 12/7/2023	28,625,000
		TOTAL	373,494,000
		Connecticut— 0.2%
4,400,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.330%, 12/7/2023	4,400,000
3,150,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.460%, 12/7/2023	3,150,000
		TOTAL	7,550,000
		District of Columbia— 0.3%
11,880,000		District of Columbia HFA, BAML (3a-7) (Series 2023-BAML6012) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	11,880,000
		Florida— 8.4%
16,240,000		Alachua County, FL Health Facilities Authority (Shands Healthcare), (Series 2008A), CP, (Bank of America N.A. LOC), 3.800%, Mandatory Tender 12/11/2023	16,240,000
15,440,000		Broward County, FL HFA (Landings at Coconut Creek), BAML 3A-7 (Series 2023-BAML6006) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	15,440,000
3,715,000		Broward County, FL Tourist Development Tax Special Revenue, (Series 2023-XL0429) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.410%, 12/7/2023	3,715,000
5,980,000		Capital Trust Agency, FL (Milestones Community School, Inc.), Tender Option Bond Trust Receipts (2022-XF2965) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	5,980,000
4,230,000		Florida Development Finance Corp. (Navigator Academy of Leadership, Inc.), Tender Option Bond Trust Receipts (2021-XF2945) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	4,230,000
33,000,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series D-2) Weekly VRDNs, 3.200%, 12/7/2023	33,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Florida— continued
$ 2,655,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.330%, 12/7/2023	$ 2,655,000
30,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 3.950%, Mandatory Tender 2/5/2024	30,960,000
25,000,000		JEA, FL Electric System, (Series 2008C-3), CP, (Royal Bank of Canada LIQ), 3.750%, Mandatory Tender 12/7/2023	25,000,000
11,975,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.220%, 12/7/2023	11,975,000
21,525,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.220%, 12/7/2023	21,525,000
14,500,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 3.400%, 12/7/2023	14,500,000
14,557,964		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	14,557,964
1,245,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	1,245,000
24,875,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), MIZUHO 3A-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	24,875,000
52,440,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), GOLDEN BLUE 3A-7(Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	52,440,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 3.600% (SIFMA 7-day +0.300%), 12/7/2023	16,500,000
51,160,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 3.650%, 12/1/2023	51,160,000
6,440,000		Tolomato Community Development District, FL, Tender Option Bond Trust Certificates (Series 2022-XL0297) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.420%, 12/7/2023	6,440,000
7,500,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs, (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.420%, 12/6/2023	7,500,000
		TOTAL	359,937,964
		Georgia— 3.3%
46,300,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (Truist Bank LIQ), 3.450%, 12/7/2023	46,300,000
21,875,000		Fulton County, GA Development Authority (Heritage Station Family LLC), Tender Option Bond Trust Receipts (2022-XF2984) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.670%, 12/7/2023	21,875,000
21,700,000		Fulton County, GA Development Authority (Sheperd Center, Inc.), (Series 2009) Weekly VRDNs, (Truist Bank LOC), 3.350%, 12/6/2023	21,700,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Georgia— continued
$ 14,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), Pollution Control Revenue Bonds (First Series 2002) Weekly VRDNs, 3.650%, 12/6/2023	$ 14,000,000
13,680,000		Municipal Electric Authority of Georgia, (Series 2022-XG0417) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.410%, 12/7/2023	13,680,000
21,825,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Receipts (Series 2023-XG0462) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.420%, 12/1/2023	21,825,000
		TOTAL	139,380,000
		Idaho— 0.2%
8,000,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 3.250%, Mandatory Tender 2/1/2024	8,000,000
		Illinois— 4.7%
5,685,000		Aurora, IL Economic Development Revenue (Aurora University), (Series 2019) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.310%, 12/7/2023	5,685,000
600,000		Chicago, IL Multi-Family Housing Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.800%, 12/7/2023	600,000
10,200,000		Chicago, IL Park District, Tender Option Bond Trust Certificate(Series 2015-XF2111) Weekly VRDNs, (Build America Mutual Assurance INS)/(Citibank N.A., New York LIQ), 3.400%, 12/7/2023	10,200,000
6,135,000		Chicago, IL Transit Authority, Tender Option Bond Trust Certificate(Series 2022-XL0425) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.420%, 12/7/2023	6,135,000
25,790,000		Chicago, IL Transit Authority, Tender Option Bond Trust Receipts (2015-XF0232) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 3.420%, 12/7/2023	25,790,000
4,605,000		Chicago, IL Wastewater Transmission, Tender Option Bond Trust Certificates (2023-ZL0476) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.420%, 12/7/2023	4,605,000
7,500,000		Chicago, IL Water Revenue, (Series 2023-XM1112) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.380%, 12/7/2023	7,500,000
6,765,000		Chicago, IL Water Revenue, Tender Option Bond Trust Receipts (2023-XM1118) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.500%, 12/1/2023	6,765,000
68,750,000		Illinois Finance Authority (Carle Foundation), BAML 3A-7 (Series 2023-BAML5045) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.380%, 12/7/2023	68,750,000
9,750,000		Illinois Finance Authority (UChicago Medicine), (Series 2009D-1) Daily VRDNs, (TD Bank, N.A. LOC), 3.200%, 12/1/2023	9,750,000
8,780,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.380%, 12/7/2023	8,780,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Illinois— continued
$ 41,250,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 3.380%, 12/7/2023	$ 41,250,000
6,900,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2022-XL0294) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 3.400%, 12/7/2023	6,900,000
		TOTAL	202,710,000
		Indiana— 0.3%
12,140,000		Indiana State Finance Authority Environmental (Ispat Inland, Inc.), (Series 2005) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 3.550%, 12/6/2023	12,140,000
		Kentucky— 0.4%
16,435,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.740%, 12/1/2023	16,435,000
		Louisiana— 5.6%
910,000		Louisiana Local Government Environmental Facilities Community Development Authority (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (Federal Home Loan Bank of Dallas LOC), 3.700%, 12/6/2023	910,000
21,550,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2004) Weekly VRDNs, 3.400%, 12/6/2023	21,550,000
39,100,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2010) Weekly VRDNs, 3.150%, 12/6/2023	39,100,000
40,000,000		Louisiana Public Facilities Authority (Louisiana Children’s Medical Center), (Series 2023-BAML5041) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/1/2023	40,000,000
5,387,692		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community, LP), Tender Option Bond Trust Floater Certificates (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	5,387,692
40,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.660%, 12/6/2023	40,000,000
93,255,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.500%, 12/6/2023	93,255,000
		TOTAL	240,202,692
		Maryland— 3.4%
3,960,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 1/2/2024	3,960,000
4,190,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	4,190,000
27,000,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.670%, 12/7/2023	27,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Maryland— continued
$ 10,800,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs, (TD Bank, N.A. LOC), 3.370%, 12/6/2023	$ 10,800,000
3,800,000		Maryland State Stadium Authority (Baltimore City Public School Construction Financing Fund), RBC Muni Products (Series 2023 G-122) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.330%, 12/7/2023	3,800,000
52,410,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 3.810%, Mandatory Tender 12/1/2023	52,410,000
45,000,000		Montgomery County, MD, (2010 Series B), CP, 3.750%, Mandatory Tender 12/21/2023	45,000,000
		TOTAL	147,160,000
		Massachusetts— 0.3%
13,200,000		Massachusetts Development Finance Agency (Residences at Fifty West Broadway LLC), BAML 3A-7 (Series 2023-BAML6005) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.450%, 12/7/2023	13,200,000
		Michigan— 2.0%
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2650) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program COL), 3.400%, 12/7/2023	4,000,000
23,400,000		Michigan State Building Authority, (Series I) VRENs, 3.410%, 12/1/2023	23,400,000
21,200,000		Michigan State Building Authority, (Series III) VRENs, 3.410%, 12/1/2023	21,200,000
31,060,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 3.810%, Mandatory Tender 12/1/2023	31,060,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Receipts(Series 2018-XF2651) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program GTD), 3.400%, 12/7/2023	4,000,000
		TOTAL	83,660,000
		Minnesota— 1.0%
3,900,000		Bloomington, MN (Bristol Village Apartments), BAML 3A-7 (Series 2023-BAML6016) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.420%, 12/7/2023	3,900,000
24,627,273		Dakota County, MN Community Development Agency, (Series 2022-XF3050) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	24,627,273
15,000,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series 2014), CP, 3.800%, Mandatory Tender 1/9/2024	15,000,000
		TOTAL	43,527,273
		Mississippi— 1.2%
9,500,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (1st Series 2019) Weekly VRDNs, 3.400%, 12/6/2023	9,500,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Mississippi— continued
$ 2,280,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 3.450%, 12/7/2023	$ 2,280,000
8,565,000		Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Healthcare), BAML 3A-7 (Series 2023-BAML5026) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/1/2023	8,565,000
30,600,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.360%, 12/7/2023	30,600,000
		TOTAL	50,945,000
		Missouri— 0.8%
7,000,000		Kansas City, MO IDA (Paige Point Townhomes), MIZUHO 3A-7 (Series 2023-MIZ9154) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	7,000,000
959,002		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	959,002
3,306,621		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	3,306,621
2,220,000		Missouri State Health and Educational Facilities Authority Health Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Mandatory Tender 12/1/2023	2,220,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.350%, 12/7/2023	10,000,000
10,000,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3A-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	10,000,000
		TOTAL	33,485,623
		Multi-State— 9.9%
116,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale, Paris LIQ), 3.360%, 12/7/2023	116,000,000
79,200,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series C) Weekly VRDPs, (Societe Generale, Paris LIQ), 3.360%, 12/7/2023	79,200,000
88,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.360%, 12/7/2023	88,400,000
25,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 3.350%, 12/7/2023	25,000,000
11,546,000		PIMCO Municipal Income Fund, UBS ARPS TOB Trust(Series UA-7010) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	11,546,000
12,650,000		PIMCO Municipal Income Fund, UBS ARPS TOB Trust (Series UA-7013) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.850%, 12/6/2023	12,650,000
25,850,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7001) Weekly VRDNs, (UBS AG LIQ), 3.550%, 12/7/2023	25,850,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Multi-State— continued
$ 23,000,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7004) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	$ 23,000,000
18,400,000		PIMCO Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7020) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.850%, 12/4/2023	18,400,000
8,050,000		PIMCO Municipal Income Fund III, UBS ARPS TOB Trust(Series UA-7006) Weekly VRDNs, (UBS AG LIQ), 3.850%, 12/5/2023	8,050,000
12,420,000		PIMCO Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7016) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.550%, 12/7/2023	12,420,000
		TOTAL	420,516,000
		Nebraska— 0.5%
21,600,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 3.330%, 12/7/2023	21,600,000
		New Jersey— 3.7%
6,945,000		Bloomfield Township, NJ BANs, 4.500%, 3/20/2024	6,951,130
7,360,000		Bogota, NJ BANs, 4.000%, 4/12/2024	7,370,838
11,805,000		Clark Township, NJ BANs, 4.250%, 8/16/2024	11,841,187
2,285,714		Colts Neck Township, NJ BANs, 4.250%, 3/15/2024	2,288,581
6,692,000		Essex Fells, NJ BANs, 4.750%, 6/6/2024	6,717,070
3,614,000		Fairfield Township, NJ BANs, 4.500%, 6/11/2024	3,623,249
8,741,304		Fanwood, NJ BANs, 4.250%, 3/1/2024	8,750,826
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.420%, 12/7/2023	20,940,000
1,619,617		Harding Township, NJ BANs, 4.500%, 8/16/2024	1,625,122
4,840,000		Hightstown Borough, NJ BANs, 4.250%, 6/27/2024	4,848,602
4,242,000		Ho-Ho-Kus, NJ BANs, 4.250%, 5/3/2024	4,251,279
4,000,000		Holmdel Township, NJ BANs, 4.500%, 9/23/2024	4,013,381
3,347,676		Mountain Lakes, NJ BANs, 4.500%, 10/11/2024	3,357,354
4,000,000		New Jersey Turnpike Authority, RBC Muni Products (Series G-119) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.480%, Optional Tender 1/2/2024	4,000,000
7,040,100		North Plainfield, NJ BANs, 4.750%, 11/27/2024	7,090,931
7,149,000		Norwood, NJ BANs, 4.500%, 7/12/2024	7,172,998
3,200,000		Pequannock Township, NJ BANs, 4.500%, 4/4/2024	3,206,358
3,677,877		Ridgefield, NJ BANs, 4.500%, 7/16/2024	3,684,572
3,113,000		Riverside Township, NJ BANs, 4.250%, 5/10/2024	3,117,788
3,973,835		Runnemede, NJ BANs, 4.500%, 6/20/2024	3,986,481
9,900,000		Scotch Plains Township, NJ BANs, 4.000%, 1/19/2024	9,907,737
5,131,000		Summit, NJ BANs, 4.750%, 7/18/2024	5,146,635
Semi-Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New Jersey— continued
$ 9,500,000		Upper Saddle River, NJ BANs, 4.250%, 3/22/2024	$ 9,517,082
8,324,000		Upper Saddle River, NJ BANs, 4.250%, 3/22/2024	8,333,323
5,476,000		Vernon Township, NJ BANs, 4.250%, 8/23/2024	5,484,977
		TOTAL	157,227,501
		New Mexico— 0.1%
6,465,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	6,465,000
		New York— 6.2%
2,750,000		Albany, NY IDA (Renaissance Corporation of Albany), (Series 2004) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.460%, 12/7/2023	2,750,000
4,560,000		Dundee, NY Central School District BANs, 4.500%, 6/21/2024	4,575,825
7,610,000		Forestville, NY Central School District BANs, 4.500%, 7/10/2024	7,637,077
8,340,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2022-XX1236) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.420%, 12/7/2023	8,340,000
6,705,000		Monroe Village, NY BANs, 4.500%, 11/20/2024	6,739,989
14,000,000		New Hartford, NY Central School District BANs, 4.500%, 6/28/2024	14,047,121
3,445,000		New Windsor, NY BANs, 4.500%, 6/28/2024	3,458,121
10,000,000		New York City, NY Transitional Finance Authority, (Series 2023-MS0019) TOBs, (Morgan Stanley Bank, N.A. LIQ), 3.450%, Mandatory Tender 1/25/2024	10,000,000
4,500,000		New York City, NY Transitional Finance Authority, Fiscal 2003 (Series A-4) Daily VRDNs, (TD Bank, N.A. LIQ), 3.200%, 12/1/2023	4,500,000
6,275,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 3.200%, 12/1/2023	6,275,000
3,220,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 3.320%, 12/7/2023	3,220,000
3,000,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XL0272) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.420%, 12/7/2023	3,000,000
83,795,000		New York State HFA (42nd and 10th Street Associates LLC), 3A-7 HIGH GRADE TRUST (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.650%, 12/7/2023	83,795,000
5,850,000		New York State Thruway Authority, Tender Option Bond Certificates (Series 2022-XL0312) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.450%, 12/7/2023	5,850,000
15,000,000		New York State Urban Development Corp. (New York State), MS 3A-7(Series 2023-MS0021) TOBs, (Morgan Stanley Bank, N.A. LIQ), 3.450%, Optional Tender 2/1/2024	15,000,000
40,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.350%, 12/7/2023	40,900,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		New York— continued
$ 2,028,000		PIMCO New York Municipal Income Fund II, UBS ARPS TOB Trust (Series UA-7008) Weekly VRDNs, (UBS AG LOC), 3.800%, 12/4/2023	$ 2,028,000
8,050,000		PIMCO New York Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7007) Weekly VRDNs, (UBS AG LIQ), 3.800%, 12/5/2023	8,050,000
7,337,000		PIMCO New York Municipal Income Fund III, UBS ARPS TOB Trust (Series UA-7018) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.500%, 12/7/2023	7,337,000
20,000,000		Troy, NY Enlarged CSD BANs, 5.000%, 6/7/2024	20,114,329
5,171,000		Webutuck (Northeast), NY Central School District BANs, 4.750%, 6/21/2024	5,197,243
		TOTAL	262,814,705
		North Carolina— 0.8%
21,905,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 3.200%, 12/1/2023	21,905,000
13,020,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.200%, 12/1/2023	13,020,000
		TOTAL	34,925,000
		Ohio— 6.1%
41,705,000		Franklin County, OH Hospital Facility Authority (Nationwide Children’s Hospital), (Series 2008B) Weekly VRDNs, 3.100%, 12/7/2023	41,705,000
10,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 4.300%, Mandatory Tender 2/1/2024	10,000,000
33,180,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.380%, 12/7/2023	33,180,000
17,473,000		Huber Heights, OH BANs, 4.875%, 11/7/2024	17,563,053
4,450,000		Lorain County, OH BANs, 4.125%, 5/2/2024	4,458,148
2,000,000		Lucas County, OH BANs, 4.375%, 10/11/2024	2,006,196
15,965,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	15,965,000
6,500,000		Montgomery, OH BANs, 4.500%, 6/12/2024	6,519,865
7,155,000		Newark, OH BANs, 4.625%, 9/21/2024	7,186,834
2,090,000		Newark, OH, (Series A) BANs, 4.500%, 3/22/2024	2,093,383
3,400,000		North Olmsted, OH BANs, 4.750%, 6/26/2024	3,415,791
3,895,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 3.200%, 12/1/2023	3,895,000
5,150,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 3.650%, Mandatory Tender 12/1/2023	5,150,000
40,550,000		Ohio State Hospital Revenue (Cleveland Clinic), BAML (3A-7) (Series 2023-BAML5044) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/1/2023	40,550,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Ohio— continued
$ 4,285,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc. Obligated Group), (Series C-18) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.340%, 12/7/2023	$ 4,285,000
31,395,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.600%, 12/7/2023	31,395,000
12,000,000		Ohio State University, (Series 2023 D-2) Weekly VRDNs, 3.200%, 12/6/2023	12,000,000
15,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.600%, Mandatory Tender 12/5/2023	15,000,000
4,800,000		Strongsville, OH BANs, 4.500%, 6/7/2024	4,819,111
		TOTAL	261,187,381
		Oregon— 0.6%
10,000,000		Oregon State Department of Transportation, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 3.840%, Mandatory Tender 1/10/2024	10,000,000
15,000,000		Oregon State Department of Transportation, (Series A-2), CP, (Bank of Montreal LOC), 3.700%, Mandatory Tender 1/3/2024	15,000,000
		TOTAL	25,000,000
		Pennsylvania— 1.9%
6,400,000		Allegheny County, PA Hospital Development Authority (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.440%, 12/7/2023	6,400,000
1,890,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.400%, 12/7/2023	1,890,000
11,995,000		Pennsylvania State Higher Education Facilities Authority (Foundation for Indiana University of Pennsylvania), RBC Muni Products (E-75) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 1/2/2024	11,995,000
12,605,000		Pennsylvania State Turnpike Commission, (Series 2022-ZL0364) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.450%, 12/7/2023	12,605,000
10,000,000		Pennsylvania State Turnpike Commission, (Series B of 2023) Weekly VRDNs, (TD Bank, N.A. LOC), 3.250%, 12/7/2023	10,000,000
14,000,000		Pennsylvania State Turnpike Commission, (Series of 2020) Weekly VRDNs, (TD Bank, N.A. LOC), 3.250%, 12/7/2023	14,000,000
601,428		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Tender Option Bond Trust Floater Certificates (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.700%, 12/7/2023	601,428
9,505,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 3.260%, 12/7/2023	9,505,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Pennsylvania— continued
$ 14,000,000
State Public School Building Authority, PA (Philadelphia, PA School
District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly
VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley
Bank, N.A. LIQ), 3.380%, 12/7/2023
			$ 14,000,000
		TOTAL	80,996,428
		South Carolina— 0.4%
2,000,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	2,000,000
9,000,000		South Carolina State Public Service Authority, Tender Option Bond Trust Certificates (Series 2022-XL0313) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.420%, 12/7/2023	9,000,000
6,670,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.330%, 12/7/2023	6,670,000
		TOTAL	17,670,000
		Tennessee— 7.8%
14,190,000		Blount County, TN Public Building Authority (Knox County, TN), (Series C-3-A) Weekly VRDNs, (Truist Bank LIQ), 3.360%, 12/7/2023	14,190,000
12,600,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 3.360%, 12/6/2023	12,600,000
34,000,000		Johnson City, TN Health & Education Facilities Board (Ballad Health), (Series 2022B) Weekly VRDNs, (Truist Bank LOC), 3.340%, 12/7/2023	34,000,000
3,000,000		Memphis, TN Health, Educational and Housing Facility Board (Memphis Towers Apartments Project), (Series 2020) TOBs, (United States Treasury GTD), 3.400%, Mandatory Tender 12/1/2023	3,000,000
50,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.620%, Mandatory Tender 12/18/2023	50,000,000
34,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.900%, Mandatory Tender 1/11/2024	34,000,000
2,150,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.740%, 12/1/2023	2,150,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 4.050%, Mandatory Tender 1/16/2024	25,000,000
28,600,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 4.000%, Mandatory Tender 1/3/2024	28,600,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2021 B-1), CP, 3.680%, Mandatory Tender 12/28/2023	10,000,000
20,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2021 B-1), CP, 3.900%, Mandatory Tender 2/14/2024	20,000,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Tennessee— continued
$ 14,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2021 B-1), CP, 3.950%, Mandatory Tender 1/23/2024	$ 14,000,000
7,000,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.360%, 12/7/2023	7,000,000
11,745,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.350%, 12/1/2023	11,745,000
31,500,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 3.350%, 12/1/2023	31,500,000
36,615,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), BAML 3A-7(Series 2023-BAML5024) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.400%, 12/1/2023	36,615,000
		TOTAL	334,400,000
		Texas— 11.5%
5,680,000		Brazos County, TX Housing Finance Corp (Bryan Leased Housing Associates), Tender Option Bond Trust Certificates (Series 2023-XF3129) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	5,680,000
4,500,000		Capital Area Housing Finance Corp., TX (Madison at Dell Ranch Apartments), BAML 3A-7(Series 2023-BAML6015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.420%, 12/7/2023	4,500,000
7,205,000		Capital Area Housing Finance Corp., TX (MLVI Martha’s Vineyard Apartments, LLC), (Series 2023-BAML6013) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.430%, 12/7/2023	7,205,000
3,060,000		El Paso, TX Housing Finance Corp., Mizuho 3A-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	3,060,000
3,800,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 3/1/2024	3,800,000
10,000,000		Garland, TX Water & Sewer System, (Series 2015), CP, (Sumitomo Mitsui Banking Corp. LOC), 3.949%, Mandatory Tender 1/22/2024	10,000,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 3.200%, Mandatory Tender 12/1/2023	30,000,000
39,700,000		Houston, TX Combined Utility System, (First LienRevenue Bonds, Series 2012A) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.400%, 12/7/2023	39,700,000
16,855,000		Houston, TX Combined Utility System, (Series 2018 C) Weekly VRDNs, (Barclays Bank PLC LOC), 3.390%, 12/7/2023	16,855,000
10,000,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 3.850%, Mandatory Tender 12/18/2023	10,000,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 8,180,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 3.900%, Mandatory Tender 1/17/2024	$ 8,180,000
10,000,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 3.900%, Mandatory Tender 1/17/2024	10,000,000
4,900,000		Houston, TX Higher Education Finance Corp. (Rice University), (Series A), CP, 3.900%, Mandatory Tender 1/18/2024	4,900,000
4,615,000		North Fort Bend, TX Water Authority, Tender Option Bond Trust Certificates (Series 2022-XL0422) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.410%, 12/7/2023	4,615,000
3,650,000		Northeast TX Housing Finance Corp, Mizuho 3A-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	3,650,000
25,000,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2010A) Weekly VRDNs, (TotalEnergies SE GTD), 3.200%, 12/6/2023	25,000,000
44,700,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2012) Weekly VRDNs, (TotalEnergies SE GTD), 3.200%, 12/6/2023	44,700,000
7,600,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2012B) Weekly VRDNs, (TotalEnergies SE GTD), 3.570%, 12/6/2023	7,600,000
11,700,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Daily VRDNs, 3.700%, 12/1/2023	11,700,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2010) Weekly VRDNs, (TotalEnergies SE GTD), 3.200%, 12/6/2023	25,000,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (TotalEnergies SE GTD), 3.570%, 12/6/2023	41,000,000
20,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.700%, Mandatory Tender 1/26/2024	20,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 4.050%, Mandatory Tender 3/27/2024	30,000,000
8,750,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 3.200%, 12/1/2023	8,750,000
15,570,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), (Series 2008A) Daily VRDNs, (TD Bank, N.A. LOC), 3.200%, 12/1/2023	15,570,000
56,000,000		Texas State, Veterans Bonds (Series 2020) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.250%, 12/6/2023	56,000,000
10,390,000		Texas State, Veterans Bonds (Series 2021) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.350%, 12/6/2023	10,390,000
20,000,000		Texas State, Veterans Bonds (Series 2022) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.350%, 12/6/2023	20,000,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Texas— continued
$ 11,750,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), MIZUHO 3A-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.000%, 12/7/2023	$ 11,750,000
		TOTAL	489,605,000
		Virginia— 1.1%
5,500,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 3.200%, 12/1/2023	5,500,000
1,155,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.760%, 12/1/2023	1,155,000
25,000,000		Harrisonburg, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2023) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.300%, 12/6/2023	25,000,000
655,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 3.360%, 12/7/2023	655,000
5,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-19) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.340%, 12/7/2023	5,000,000
6,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-20) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.340%, 12/7/2023	6,000,000
2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 3.620%, 12/7/2023	2,000,000
		TOTAL	45,310,000
		Washington— 0.1%
3,000,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.500%, Optional Tender 5/1/2024	3,000,000
		West Virginia— 0.8%
5,815,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.360%, 12/7/2023	5,815,000
29,280,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.570%, 12/6/2023	29,280,000
		TOTAL	35,095,000
		Wisconsin— 1.7%
1,800,000		Pardeeville, WI Area School District TRANs, 5.000%, 8/30/2024	1,806,454
16,430,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	16,430,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS— continued
		Wisconsin— continued
$ 31,305,000		Public Finance Authority, WI (Bradford Preparatory School), (Series 2022-XF2997) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	$ 31,305,000
9,265,000		Public Finance Authority, WI (Carolina Charter Academy, Inc.), Tender Option Bond Trust Receipts (Series 2021-XF2931) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	9,265,000
1,010,000		Richland County, WI BANs, 5.500%, 3/1/2024	1,012,493
3,450,000		Wilmot, WI Union High School District TRANs, 4.500%, 10/9/2024	3,462,593
9,250,000		Wood County, WI BANs, 4.500%, 3/14/2024	9,259,779
		TOTAL	72,541,319
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,276,545,886)	4,276,545,886
		MUNICIPAL BONDS— 0.0%
		Ohio— 0.0%
1,025,000		Lorain County, OH, (Series B) BANs, 5.000%, 12/7/2024 (IDENTIFIED COST $1,033,856)	1,033,856
		TOTAL INVESTMENT IN SECURITIES—100.3% (AT AMORTIZED COST)[2]	4,277,579,742
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(14,545,004)
		TOTAL NET ASSETS—100%	$4,263,034,738
At November 30, 2023, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
18

In valuing the Fund’s assets as of November 30, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PLC	—Public Limited Company
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2023	Year Ended May 31,				Period Ended 5/31/2019[1]	Year Ended 7/31/2018
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.017	0.021	0.001	0.001	0.012	0.012	0.010
Net realized gain (loss)	0.000	(0.000)[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Total From Investment Operations	0.017	0.021	0.001	0.001	0.012	0.012	0.010
Less Distributions:
Distributions from net investment income	(0.017)	(0.021)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Distributions from net realized gain	—	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Total Distributions	(0.017)	(0.021)	(0.001)	(0.001)	(0.012)	(0.012)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.74%	2.13%	0.09%	0.06%	1.19%	1.22%	1.03%
Ratios to Average Net Assets:
Net expenses[5]	0.21%[6]	0.21%	0.15%	0.21%	0.21%	0.21%[6]	0.21%
Net investment income	3.47%[6]	2.13%	0.08%	0.06%	1.14%	1.46%[6]	1.03%
Expense waiver/ reimbursement[7]	0.08%[6]	0.09%	0.15%	0.09%	0.08%	0.09%[6]	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,688,975	$2,681,890	$2,374,257	$2,415,796	$4,131,257	$3,403,098	$3,054,475

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Advisor Shares and Service Shares are presented separately.
Semi-Annual Shareholder Report
20

Statement of Assets and Liabilities
November 30, 2023 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value	$4,277,579,742
Cash	10,501,109
Income receivable	24,350,619
Receivable for investments sold	10,157,753
Receivable for shares sold	10,062,347
Total Assets	4,332,651,570
Liabilities:
Payable for investments purchased	58,829,771
Payable for shares redeemed	8,444,353
Income distribution payable	2,211,324
Capital gain distribution payable	20,989
Payable for investment adviser fee (Note 4)	13,745
Payable for administrative fee (Note 4)	9,038
Payable for other service fees (Notes 2 and 4)	6,607
Accrued expenses (Note 4)	81,005
Total Liabilities	69,616,832
Net assets for 4,263,068,278 shares outstanding	$4,263,034,738
Net Assets Consist of:
Paid-in capital	$4,263,048,794
Total distributable earnings (loss)	(14,056)
Total Net Assets	$4,263,034,738
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$3,688,975,195 ÷ 3,689,004,220 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$326,159,755 ÷ 326,162,320 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$247,899,788 ÷ 247,901,738 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Operations
Six Months Ended November 30, 2023 (unaudited)

Investment Income:
Interest	$65,762,257
Expenses:
Investment adviser fee (Note 4)	3,570,115
Administrative fee (Note 4)	1,391,297
Custodian fees	51,981
Transfer agent fees	15,740
Directors’/Trustees’ fees (Note 4)	7,922
Auditing fees	14,094
Legal fees	5,413
Portfolio accounting fees	105,873
Other service fees (Notes 2 and 4)	255,695
Share registration costs	132,266
Printing and postage	16,513
Miscellaneous (Note 4)	31,819
TOTAL EXPENSES	5,598,728
Waiver of investment adviser fee (Note 4)	(1,506,945)
Net expenses	4,091,783
Net investment income	61,670,474
Net realized gain on investments	43,702
Change in net assets resulting from operations	$61,714,176
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2023	Year Ended 5/31/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,670,474	$64,938,999
Net realized gain (loss)	43,702	(25,652)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	61,714,176	64,913,347
Distributions to Shareholders:
Wealth Shares	(53,246,524)	(57,547,576)
Advisor Shares	(5,139,359)	(4,331,480)
Service Shares	(3,287,696)	(3,104,586)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(61,673,579)	(64,983,642)
Share Transactions:
Proceeds from sale of shares	3,686,723,330	6,991,142,949
Net asset value of shares issued to shareholders in payment of distributions declared	48,635,699	46,173,858
Cost of shares redeemed	(2,634,194,852)	(6,452,292,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,101,164,177	585,024,603
Change in net assets	1,101,204,774	584,954,308
Net Assets:
Beginning of period	3,161,829,964	2,576,875,656
End of period	$4,263,034,738	$3,161,829,964
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
November 30, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $1,506,945 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the six months ended November 30, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$255,695
For the six months ended November 30, 2023, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	3,216,562	$3,216,562	5,645,313	$5,645,313
Shares issued to shareholders in payment of distributions declared	40,592	40,592	39,791	39,791
Shares redeemed	(2,250,103)	(2,250,103)	(5,377,412)	(5,377,412)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,007,051	$1,007,051	307,692	$307,692
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Advisor Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	263,507	$263,507	997,358	$997,358
Shares issued to shareholders in payment of distributions declared	5,139	5,139	4,331	4,331
Shares redeemed	(238,453)	(238,453)	(747,265)	(747,265)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	30,193	$30,193	254,424	$254,424
	Six Months Ended 11/30/2023		Year Ended 5/31/2023
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	206,654	$206,654	348,472	$348,472
Shares issued to shareholders in payment of distributions declared	2,904	2,904	2,052	2,052
Shares redeemed	(145,638)	(145,638)	(327,615)	(327,615)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	63,920	$63,920	22,909	$22,909
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,101,164	$1,101,164	585,025	$585,025
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended November 30, 2023, the Adviser voluntarily waived $1,506,945 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended November 30, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended November 30, 2023, FSSC received $2,761 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2023, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $752,800,000 and $788,585,000 respectively.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2023, there were no outstanding loans. During the six months ended November 30, 2023, the program was not utilized.
6. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2023	Ending Account Value 11/30/2023	Expenses Paid During Period[1]
Actual	$1,000.00	$1,017.40	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	$1.06

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

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Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to
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one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that for the one-year period ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused
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on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also received fees for providing other services to the Federated Hermes Funds under separate
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service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedHermes.com/us.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Tax-Free Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
40128 (1/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2024

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2024